UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8326

MFS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MFS® RESEARCH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.0%
Honeywell International, Inc.	94,380	$7,837,315
Precision Castparts Corp.	31,257	7,102,841
United Technologies Corp.	69,470	7,490,255

		$22,430,411

Alcoholic Beverages – 0.5%
Diageo PLC	111,652	$3,551,807

Apparel Manufacturers – 2.0%
Guess?, Inc.	62,430	$1,863,536
Li & Fung Ltd.	1,454,000	2,114,664
NIKE, Inc., “B”	53,430	3,881,155
PVH Corp.	34,296	4,070,592
VF Corp.	14,819	2,949,722

		$14,879,669

Automotive – 1.5%
Delphi Automotive PLC	112,940	$6,597,955
General Motors Co. (a)	118,080	4,247,338

		$10,845,293

Biotechnology – 1.9%
Biogen Idec, Inc. (a)	21,919	$5,277,218
Celgene Corp. (a)	37,124	5,714,497
Gilead Sciences, Inc. (a)	54,570	3,429,179

		$14,420,894

Broadcasting – 3.0%
Time Warner, Inc.	66,800	$4,396,108
Twenty-First Century Fox, Inc.	327,010	10,954,835
Walt Disney Co.	105,510	6,804,340

		$22,155,283

Brokerage & Asset Managers – 1.3%
BlackRock, Inc.	16,140	$4,367,807
Franklin Resources, Inc.	103,196	5,216,558

		$9,584,365

Business Services – 1.7%
Accenture PLC, “A”	70,670	$5,204,139
Fidelity National Information Services, Inc.	82,360	3,824,798
FleetCor Technologies, Inc. (a)	33,900	3,734,424

		$12,763,361

Cable TV – 1.8%
Comcast Corp., “Special A”	220,220	$9,550,941
Time Warner Cable, Inc.	33,570	3,746,412

		$13,297,353

Computer Software – 3.1%
Autodesk, Inc. (a)	37,300	$1,535,641
Citrix Systems, Inc. (a)	62,290	4,398,297
Oracle Corp.	181,420	6,017,701
Salesforce.com, Inc. (a)	93,607	4,859,139
Symantec Corp.	157,900	3,908,025

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
TIBCO Software, Inc. (a)	83,130	$2,127,297

		$22,846,100

Computer Software – Systems – 5.9%
Apple, Inc. (s)	42,740	$20,376,295
CDW Corp. (a)	102,390	2,337,564
EMC Corp.	268,400	6,860,304
Hewlett-Packard Co.	575,920	12,082,802
NCR Corp. (a)	50,290	1,991,987

		$43,648,952

Construction – 1.1%
Stanley Black & Decker, Inc.	92,490	$8,376,819

Consumer Products – 1.9%
Estee Lauder Cos., Inc., “A”	60,990	$4,263,201
International Flavors & Fragrances, Inc.	47,740	3,929,002
Procter & Gamble Co.	74,450	5,627,675

		$13,819,878

Consumer Services – 0.7%
Priceline.com, Inc. (a)	4,954	$5,008,246

Containers – 0.4%
Crown Holdings, Inc. (a)	70,100	$2,963,828

Electrical Equipment – 2.5%
Danaher Corp.	217,000	$15,042,440
W.W. Grainger, Inc.	13,820	3,616,832

		$18,659,272

Electronics – 2.6%
Altera Corp.	131,440	$4,884,310
JDS Uniphase Corp. (a)	191,220	2,812,846
KLA-Tencor Corp.	12,830	780,705
Mellanox Technologies Ltd. (a)	43,790	1,662,268
Microchip Technology, Inc.	136,320	5,492,333
NXP Semiconductors N.V. (a)	90,250	3,358,203

		$18,990,665

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	44,560	$4,143,634
Cabot Oil & Gas Corp.	154,480	5,765,194
EOG Resources, Inc.	15,501	2,624,009
EQT Corp.	43,700	3,877,064
Marathon Petroleum Corp.	26,510	1,705,123
Noble Energy, Inc.	68,973	4,621,881
Occidental Petroleum Corp.	48,990	4,582,525
Pioneer Natural Resources Co.	32,750	6,183,200

		$33,502,630

Energy – Integrated – 3.5%
Exxon Mobil Corp. (s)	301,540	$25,944,502

Engineering – Construction – 0.7%
Fluor Corp.	68,960	$4,893,402

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 3.2%
Coca-Cola Co.	230,500	$8,731,340
General Mills, Inc.	87,990	4,216,481
Groupe Danone	54,805	4,125,315
Mondelez International, Inc.	225,760	7,093,379

		$24,166,515

Food & Drug Stores – 0.9%
CVS Caremark Corp.	120,130	$6,817,377

Gaming & Lodging – 0.3%
Wynn Resorts Ltd.	16,541	$2,613,643

General Merchandise – 1.9%
Kohl’s Corp.	91,080	$4,713,390
Target Corp.	146,330	9,362,193

		$14,075,583

Health Maintenance Organizations – 1.0%
UnitedHealth Group, Inc.	101,750	$7,286,318

Insurance – 3.3%
ACE Ltd.	70,060	$6,554,814
American International Group, Inc.	140,700	6,842,241
MetLife, Inc.	230,810	10,836,529

		$24,233,584

Internet – 3.5%
eBay, Inc. (a)	129,920	$7,248,237
Facebook, Inc., “A“ (a)	32,670	1,641,341
Google, Inc., “A” (a)	16,879	14,784,485
Yelp, Inc. (a)	30,220	1,999,960

		$25,674,023

Machinery & Tools – 2.5%
Eaton Corp. PLC	77,870	$5,360,571
Joy Global, Inc.	84,090	4,291,954
Roper Industries, Inc.	66,273	8,805,694

		$18,458,219

Major Banks – 6.1%
Goldman Sachs Group, Inc.	31,015	$4,906,883
JPMorgan Chase & Co. (s)	294,820	15,239,246
Morgan Stanley	258,490	6,966,305
State Street Corp.	79,560	5,231,070
Wells Fargo & Co.	319,630	13,207,112

		$45,550,616

Medical & Health Technology & Services – 1.4%
Catamaran Corp. (a)	50,490	$2,320,015
Cerner Corp. (a)	37,450	1,967,998
Express Scripts Holding Co. (a)	96,350	5,952,503

		$10,240,516

Medical Equipment – 2.6%
Abbott Laboratories	98,220	$3,259,922
Covidien PLC	95,860	5,841,708
Stryker Corp.	66,230	4,476,486
Thermo Fisher Scientific, Inc.	65,430	6,029,374

		$19,607,490

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 0.5%
Spectra Energy Corp.	102,370	$3,504,125

Natural Gas – Pipeline – 0.5%
Kinder Morgan, Inc.	113,698	$4,044,238

Network & Telecom – 0.2%
Qualcomm, Inc.	19,430	$1,308,805

Oil Services – 2.0%
Cameron International Corp. (a)	97,370	$5,683,487
Dresser-Rand Group, Inc. (a)	47,250	2,948,400
Halliburton Co.	75,340	3,627,621
Schlumberger Ltd.	26,490	2,340,656

		$14,600,164

Other Banks & Diversified Financials – 6.0%
American Express Co.	87,820	$6,632,166
Citigroup, Inc.	252,710	12,258,962
Discover Financial Services	103,380	5,224,825
Fifth Third Bancorp	162,770	2,936,371
SunTrust Banks, Inc.	108,060	3,503,305
Visa, Inc., “A”	74,300	14,198,730

		$44,754,359

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	108,280	$5,011,198
Johnson & Johnson	168,470	14,604,664
Perrigo Co.	25,155	3,103,624
Pfizer, Inc.	459,280	13,185,929
Valeant Pharmaceuticals International, Inc. (a)	41,950	4,376,644
Zoetis, Inc.	95,410	2,969,159

		$43,251,218

Railroad & Shipping – 1.0%
Union Pacific Corp.	47,055	$7,309,524

Restaurants – 1.2%
McDonald’s Corp.	45,264	$4,354,849
YUM! Brands, Inc.	63,740	4,550,399

		$8,905,248

Specialty Chemicals – 1.5%
Airgas, Inc.	24,820	$2,632,161
FMC Corp.	63,600	4,561,392
W.R. Grace & Co. (a)	43,400	3,793,160

		$10,986,713

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	13,386	$4,184,999
AutoZone, Inc. (a)	10,136	4,284,791
Bed Bath & Beyond, Inc. (a)	58,170	4,500,031
Dick’s Sporting Goods, Inc.	78,670	4,199,405
Sally Beauty Holdings, Inc. (a)	73,010	1,909,942

		$19,079,168

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	66,780	$4,950,401
SBA Communications Corp. (a)	32,380	2,605,295

		$7,555,696

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 1.4%
AT&T, Inc.	69,960	$2,366,047
Verizon Communications, Inc.	169,900	7,927,534

		$10,293,581

Tobacco – 2.0%
Lorillard, Inc.	82,850	$3,710,023
Philip Morris International, Inc.	131,020	11,345,022

		$15,055,045

Trucking – 0.9%
Expeditors International of Washington, Inc.	159,480	$7,026,689

Utilities – Electric Power – 2.5%
AES Corp.	193,720	$2,574,539
American Electric Power Co., Inc.	82,610	3,581,144
Calpine Corp. (a)	190,080	3,693,254
CMS Energy Corp.	206,000	5,421,920
PPL Corp.	110,456	3,355,653

		$18,626,510

Total Common Stocks		$737,607,697

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	15,411	$76,593

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			4,082,378	$4,082,378

Total Investments				$741,766,668

SECURITIES SOLD SHORT – (0.2)%
Computer Software – Systems – (0.1)%
Lexmark International, Inc., “A”			(19,890)	$(656,370)

Network & Telecom – (0.1)%
BlackBerry Ltd. (a)			(49,600)	$(394,320)

Total Securities Sold Short				$(1,050,690)

OTHER ASSETS, LESS LIABILITIES – 0.2%				1,248,184

Net Assets – 100.0%				$741,964,162

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At September 30, 2013, the fund had cash collateral of $251,560 and other liquid securities with an aggregate value of $1,584,839 to cover any commitments for securities sold short and certain derivative transactions.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$737,684,290	$—	$—	$737,684,290
Mutual Funds	4,082,378	—	—	4,082,378
Total Investments	$741,766,668	$—	$—	$741,766,668
Short Sales	$(1,050,690)	$—	$—	$(1,050,690)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $9,791,785 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$624,023,566
Gross unrealized appreciation	125,360,259
Gross unrealized depreciation	(7,617,157)
Net unrealized appreciation (depreciation)	$117,743,102

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,219,431	129,234,278	(133,371,331)	4,082,378

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,824	$4,082,378

5

QUARTERLY REPORT

September 30, 2013

MFS® RESEARCH INTERNATIONAL SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.9%
Alcoholic Beverages – 2.0%
Heineken N.V.	11,885	$842,359
Pernod Ricard S.A.	16,197	2,011,313

		$2,853,672

Apparel Manufacturers – 2.4%
Li & Fung Ltd.	1,170,000	$1,701,621
LVMH Moet Hennessy Louis Vuitton S.A.	8,180	1,611,256

		$3,312,877

Automotive – 4.8%
Autoliv, Inc.	13,870	$1,212,099
DENSO Corp.	47,900	2,244,247
Honda Motor Co. Ltd.	65,600	2,506,925
Kia Motors Corp.	12,530	760,143

		$6,723,414

Broadcasting – 1.7%
Nippon Television Holdings, Inc.	47,600	$884,424
Publicis Groupe S.A.	18,639	1,483,192

		$2,367,616

Business Services – 3.1%
Cognizant Technology Solutions Corp., “A” (a)	12,130	$996,116
Compass Group PLC	60,540	833,070
Experian Group Ltd.	48,096	916,444
Mitsubishi Corp.	41,300	837,711
Nomura Research, Inc.	21,900	762,860

		$4,346,201

Computer Software – 0.4%
Dassault Systems S.A.	4,397	$586,996

Computer Software – Systems – 0.8%
Canon, Inc.	32,800	$1,048,171

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	100,000	$1,199,470

Consumer Products – 0.9%
Reckitt Benckiser Group PLC	17,522	$1,282,161

Electrical Equipment – 3.7%
Legrand S.A.	8,949	$496,555
Schneider Electric S.A.	26,450	2,236,789
Siemens AG	19,606	2,362,226

		$5,095,570

Electronics – 1.3%
Infineon Technologies AG	80,184	$802,187
Taiwan Semiconductor Manufacturing Co. Ltd.	301,174	1,023,708

		$1,825,895

Energy – Independent – 2.4%
Cairn Energy PLC (a)	67,473	$286,516
Cenovus Energy, Inc.	20,850	622,231

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Galp Energia SGPS S.A., “B”	20,116	$334,595
INPEX Corp.	70,200	829,834
Oil Search Ltd.	72,440	581,182
Reliance Industries Ltd.	48,883	642,143

		$3,296,501

Energy – Integrated – 5.0%
BG Group PLC	78,210	$1,494,681
Petroleo Brasileiro S.A., ADR	74,830	1,159,117
Royal Dutch Shell PLC, “A”	130,750	4,318,095

		$6,971,893

Engineering – Construction – 1.0%
JGC Corp.	39,000	$1,411,825

Food & Beverages – 5.0%
Groupe Danone	32,210	$2,424,530
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,600	809,999
Nestle S.A.	54,204	3,791,013

		$7,025,542

Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	12,500	$624,901
Wumart Stores, Inc., “H”	153,000	272,626

		$897,527

Gaming & Lodging – 0.9%
Sands China Ltd.	202,000	$1,251,242

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	85,100	$373,606

Insurance – 4.3%
AIA Group Ltd.	496,200	$2,335,969
Delta Lloyd N.V.	25,490	542,436
Hiscox Ltd.	64,803	680,339
ING Groep N.V. (a)	164,751	1,861,300
Sony Financial Holdings, Inc.	31,900	586,544

		$6,006,588

Internet – 0.8%
Yahoo Japan Corp.	197,100	$1,122,271

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	61,055	$1,787,940
Glory Ltd.	38,700	973,524
Joy Global, Inc.	19,470	993,749
Schindler Holding AG	10,454	1,569,805

		$5,325,018

Major Banks – 12.1%
Banco Santander S.A.	98,807	$805,769
Barclays PLC	441,336	1,896,943
BNP Paribas	36,101	2,441,963
HSBC Holdings PLC	350,911	3,802,796

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	232,600	$1,492,094
Standard Chartered PLC	40,630	974,142
Sumitomo Mitsui Financial Group, Inc.	55,800	2,708,977
Westpac Banking Corp.	88,850	2,712,930

		$16,835,614

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	6,100	$349,671

Medical Equipment – 0.6%
Sonova Holding AG	6,625	$823,409

Metals & Mining – 3.4%
Gerdau S.A., ADR	74,250	$553,905
Iluka Resources Ltd.	128,438	1,373,135
Rio Tinto Ltd.	58,580	2,866,869

		$4,793,909

Natural Gas – Distribution – 2.7%
China Resources Gas Group Ltd.	202,000	$516,727
GDF SUEZ	51,713	1,299,156
Snam Rete Gas S.p.A.	145,490	736,917
Tokyo Gas Co. Ltd.	211,000	1,159,832

		$3,712,632

Network & Telecom – 1.0%
Ericsson, Inc., “B”	106,974	$1,423,169

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	23,800	$750,370
Bank Rakyat Indonesia	304,500	190,641
DBS Group Holdings Ltd.	76,000	994,715
Erste Group Bank AG	47,592	1,504,030
HDFC Bank Ltd., ADR	19,710	606,674
ICICI Bank Ltd.	21,146	298,469
Itau Unibanco Holding S.A., ADR	25,547	360,724
Kasikornbank PLC, NVDR	97,400	546,542
KBC Group N.V.	30,415	1,494,251
Sberbank of Russia, ADR	63,630	766,742
UBS AG	83,771	1,713,677
UniCredit S.p.A.	127,934	815,532

		$10,042,367

Pharmaceuticals – 9.0%
Bayer AG	16,576	$1,954,550
GlaxoSmithKline PLC	105,385	2,657,218
Novartis AG	41,620	3,198,529
Roche Holding AG	11,541	3,112,567
Santen Pharmaceutical Co. Ltd.	32,200	1,564,423

		$12,487,287

Railroad & Shipping – 0.8%
Kuehne & Nagel, Inc. AG	8,120	$1,063,991

Real Estate – 1.6%
GSW Immobilien AG	11,095	$487,446
Mitsubishi Estate Co. Ltd.	61,000	1,809,988

		$2,297,434

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.7%
Arcos Dorados Holdings, Inc.	85,650	$1,014,953
Whitbread PLC	28,333	1,359,537

		$2,374,490

Specialty Chemicals – 3.8%
Akzo Nobel N.V.	31,361	$2,060,879
Chugoku Marine Paints Ltd.	42,000	261,617
Linde AG	11,702	2,317,667
Symrise AG	14,374	636,755

		$5,276,918

Specialty Stores – 0.8%
Hennes & Mauritz AB, “B”	24,350	$1,057,477

Telecommunications – Wireless – 3.7%
KDDI Corp.	45,900	$2,362,642
Tele2 AB, “B”	42,380	542,057
TIM Participacoes S.A., ADR	29,920	705,214
Vodafone Group PLC	457,953	1,601,382

		$5,211,295

Telephone Services – 1.8%
Bezeq – The Israel Telecommunication Corp. Ltd.	143,060	$263,055
BT Group PLC	100,890	559,245
China Unicom (Hong Kong) Ltd.	550,000	852,688
TDC A.S.	66,955	566,551
Telecom Italia S.p.A. – Savings Shares	450,147	298,949

		$2,540,488

Tobacco – 1.3%
Japan Tobacco, Inc.	50,700	$1,830,675

Trucking – 1.4%
Yamato Holdings Co. Ltd.	85,000	$1,921,660

Utilities – Electric Power – 0.6%
Energias do Brasil S.A.	155,700	$847,242

Utilities – Water – 0.0%
SUEZ Environnement	1,680	$27,251

Total Common Stocks		$139,241,035

	Strike Price	First Exercise
RIGHTS – 0.1%
Major Banks – 0.1%
Barclays PLC (1 share for 1 right) (a)	GBP 1.85	9/18/13	111,549	$145,824

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			24	$24

Total Investments				$139,386,883

OTHER ASSETS, LESS LIABILITIES – (0.0)%				(48,720)

Net Assets – 100.0%				$139,338,163

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$30,045,187	$—	$30,045,187
United Kingdom	25,675,259	—	—	25,675,259
Switzerland	15,272,991	—	—	15,272,991
France	14,619,001	—	—	14,619,001
Germany	8,560,831	—	—	8,560,831
Hong Kong	1,701,621	4,786,681	—	6,488,302
Netherlands	5,306,974	—	—	5,306,974
Sweden	4,810,641	—	—	4,810,641
Brazil	4,809,807	—	—	4,809,807
Other Countries	21,638,493	2,159,373	—	23,797,866
Mutual Funds	24	—	—	24
Total Investments	$102,395,642	$36,991,241	$—	$139,386,883

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,304,000 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $74,582,396 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$127,951,029
Gross unrealized appreciation	21,340,897
Gross unrealized depreciation	(9,905,043)
Net unrealized appreciation (depreciation)	$11,435,854

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	739,736	19,434,407	(20,174,119)	24

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$617	$24

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

Japan	21.5%
United Kingdom	18.6%
Switzerland	10.9%
France	10.5%
Germany	6.1%
Hong Kong	4.6%
Netherlands	3.8%
Sweden	3.4%
Brazil	3.4%
Other Countries	17.2%

5

QUARTERLY REPORT

September 30, 2013

MFS® GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.2%
Aerospace – 3.3%
Honeywell International, Inc.	192,300	$15,968,592
Precision Castparts Corp.	137,379	31,218,004

		$47,186,596

Alcoholic Beverages – 1.1%
Diageo PLC	278,619	$8,863,262
Pernod Ricard S.A.	57,850	7,183,706

		$16,046,968

Apparel Manufacturers – 2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	53,257	$10,490,299
Michael Kors Holdings Ltd. (a)	95,070	7,084,616
NIKE, Inc., “B”	148,182	10,763,940
VF Corp.	57,635	11,472,247

		$39,811,102

Automotive – 0.4%
LKQ Corp. (a)	176,970	$5,638,264

Biotechnology – 6.9%
Alexion Pharmaceuticals, Inc. (a)	123,490	$14,344,598
Biogen Idec, Inc. (a)	87,561	21,081,186
Celgene Corp. (a)	135,579	20,869,675
Gilead Sciences, Inc. (a)	434,270	27,289,527
Illumina, Inc. (a)	73,160	5,913,523
Regeneron Pharmaceuticals, Inc. (a)	27,676	8,658,990

		$98,157,499

Broadcasting – 6.0%
Discovery Communications, Inc., “A” (a)	203,330	$17,165,119
Time Warner, Inc.	175,510	11,550,313
Twenty-First Century Fox, Inc.	769,750	25,786,625
Viacom, Inc., “B”	143,810	12,019,640
Walt Disney Co.	287,950	18,569,896

		$85,091,593

Brokerage & Asset Managers – 2.8%
Affiliated Managers Group, Inc. (a)	80,489	$14,700,511
BlackRock, Inc.	39,144	10,593,149
IntercontinentalExchange, Inc. (a)	82,119	14,898,029

		$40,191,689

Business Services – 2.6%
Cognizant Technology Solutions Corp., “A” (a)	162,766	$13,366,344
FleetCor Technologies, Inc. (a)	107,980	11,895,077
Verisk Analytics, Inc., “A” (a)	178,500	11,595,360

		$36,856,781

Cable TV – 1.9%
Comcast Corp., “Special A”	392,850	$17,037,905
Time Warner Cable, Inc.	83,980	9,372,168

		$26,410,073

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – 1.1%
Monsanto Co.	147,491	$15,393,636

Computer Software – 4.4%
Autodesk, Inc. (a)	230,750	$9,499,978
Citrix Systems, Inc. (a)	206,352	14,570,515
Oracle Corp.	368,610	12,226,794
PTC, Inc. (a)	123,470	3,510,252
Salesforce.com, Inc. (a)	299,456	15,544,761
TIBCO Software, Inc. (a)	137,210	3,511,204
VMware, Inc., “A” (a)	49,050	3,968,145

		$62,831,649

Computer Software – Systems – 3.3%
Apple, Inc.	31,793	$15,157,313
EMC Corp.	1,108,830	28,341,695
Teradata Corp. (a)	52,390	2,904,502

		$46,403,510

Construction – 1.1%
Stanley Black & Decker, Inc.	168,240	$15,237,497

Consumer Products – 0.9%
Estee Lauder Cos., Inc., “A”	172,939	$12,088,436

Consumer Services – 1.7%
Priceline.com, Inc. (a)	24,336	$24,602,479

Electrical Equipment – 3.1%
AMETEK, Inc.	287,770	$13,243,175
Danaher Corp.	446,060	30,920,879

		$44,164,054

Electronics – 1.8%
Altera Corp.	359,590	$13,362,364
Linear Technology Corp.	191,580	7,598,063
NXP Semiconductors N.V. (a)	125,690	4,676,925

		$25,637,352

Energy – Independent – 3.7%
Anadarko Petroleum Corp.	122,200	$11,363,378
Cabot Oil & Gas Corp.	237,890	8,878,055
Noble Energy, Inc.	173,520	11,627,575
Pioneer Natural Resources Co.	107,725	20,338,480

		$52,207,488

Entertainment – 0.2%
Netflix, Inc. (a)	10,859	$3,357,711

Food & Beverages – 1.8%
Groupe Danone	83,327	$6,272,240
Mead Johnson Nutrition Co., “A”	97,956	7,274,212
Mondelez International, Inc.	394,090	12,382,308

		$25,928,760

Food & Drug Stores – 0.6%
CVS Caremark Corp.	136,300	$7,735,025

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Gaming & Lodging – 2.4%
Las Vegas Sands Corp.	239,250	$15,890,985
Wynn Resorts Ltd.	116,093	18,343,855

		$34,234,840

General Merchandise – 1.6%
Costco Wholesale Corp.	106,292	$12,236,335
Target Corp.	160,904	10,294,638

		$22,530,973

Insurance – 0.6%
ACE Ltd.	45,490	$4,256,044
MetLife, Inc.	89,740	4,213,293

		$8,469,337

Internet – 8.4%
eBay, Inc. (a)	418,730	$23,360,947
Facebook, Inc., “A “ (a)	422,320	21,217,357
Google, Inc., “A” (a)	64,930	56,872,836
LinkedIn Corp., “A” (a)	40,335	9,924,830
Yahoo!, Inc. (a)	234,740	7,783,978

		$119,159,948

Leisure & Toys – 0.5%
Polaris Industries, Inc.	51,359	$6,634,555

Machinery & Tools – 1.7%
Cummins, Inc.	61,073	$8,114,770
Joy Global, Inc.	78,231	3,992,910
Roper Industries, Inc.	91,707	12,185,109

		$24,292,789

Major Banks – 0.5%
Morgan Stanley	283,060	$7,628,467

Medical & Health Technology & Services – 2.6%
Catamaran Corp. (a)	196,920	$9,048,474
Cerner Corp. (a)	205,254	10,786,098
Express Scripts Holding Co. (a)	269,968	16,678,623

		$36,513,195

Medical Equipment – 3.6%
Cooper Cos., Inc.	48,128	$6,241,720
Covidien PLC	212,878	12,972,785
Intuitive Surgical, Inc. (a)	8,518	3,205,068
Thermo Fisher Scientific, Inc.	304,679	28,076,170

		$50,495,743

Network & Telecom – 1.6%
Qualcomm, Inc.	340,969	$22,967,672

Oil Services – 1.5%
Cameron International Corp. (a)	105,630	$6,165,623
Dresser-Rand Group, Inc. (a)	196,062	12,234,269
FMC Technologies, Inc. (a)	38,280	2,121,477

		$20,521,369

Other Banks & Diversified Financials – 5.5%
American Express Co.	183,440	$13,853,389
MasterCard, Inc., “A”	42,375	28,509,052

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	183,805	$35,125,136

		$77,487,577

Pharmaceuticals – 3.8%
Actavis, Inc. (a)	58,850	$8,474,400
Bristol-Myers Squibb Co.	407,570	18,862,340
Perrigo Co.	63,702	7,859,553
Valeant Pharmaceuticals International, Inc. (a)	127,390	13,290,599
Zoetis, Inc.	146,440	4,557,213

		$53,044,105

Railroad & Shipping – 1.0%
Kansas City Southern Co.	63,965	$6,995,212
Union Pacific Corp.	47,636	7,399,776

		$14,394,988

Restaurants – 1.8%
Starbucks Corp.	245,710	$18,912,299
YUM! Brands, Inc.	86,791	6,196,009

		$25,108,308

Specialty Chemicals – 0.7%
Airgas, Inc.	91,170	$9,668,579

Specialty Stores – 5.4%
Amazon.com, Inc. (a)	78,962	$24,686,680
AutoZone, Inc. (a)	21,332	9,017,676
PetSmart, Inc.	107,350	8,186,511
Ross Stores, Inc.	239,602	17,443,025
Tiffany & Co.	127,700	9,784,374
Tractor Supply Co.	108,670	7,299,364

		$76,417,630

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT	383,536	$28,431,524

Tobacco – 0.8%
Philip Morris International, Inc.	129,840	$11,242,846

Trucking – 0.7%
Expeditors International of Washington, Inc.	229,061	$10,092,427

Total Common Stocks		$1,390,315,034

MONEY MARKET FUNDS – 2.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	35,721,770	$35,721,770

Total Investments		$1,426,036,804

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(10,497,593)

Net Assets – 100.0%		$1,415,539,211

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,390,315,034	$—	$—	$1,390,315,034
Mutual Funds	35,721,770	—	—	35,721,770
Total Investments	$1,426,036,804	$—	$—	$1,426,036,804

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $32,809,506 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,092,817,041
Gross unrealized appreciation	337,911,929
Gross unrealized depreciation	(4,692,166)
Net unrealized appreciation (depreciation)	$333,219,763

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,917,356	187,192,325	(163,387,911)	35,721,770

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,354	$35,721,770

5

6

(3)	Transactions in Underlying Affiliated Funds—Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

	Beginning		Acquisitions	Dispositions	Ending
	Shares/Par		Shares/Par	Shares/Par	Shares/Par
Underlying Affiliated Fund	Amount		Amount	Amount	Amount
MFS Institutional Money Market Portfolio	11,917,356		187,192,325	(163,387,911)	35,721,770
Realized
	Gain		Capital Gain	Dividend	Ending
Underlying Affiliated Fund	(Loss	)	Distributions	Income	Value

MFS Institutional Money Market Portfolio	$ —		$—	$17,354	$35,721,770

7

QUARTERLY REPORT

September 30, 2013

MFS® INVESTORS

TRUST SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 5.2%
Honeywell International, Inc.	125,830	$10,448,923
Precision Castparts Corp.	42,484	9,654,064
United Technologies Corp.	107,700	11,612,214

		$31,715,201

Alcoholic Beverages – 2.4%
Diageo PLC	184,638	$5,873,594
Heineken N.V.	48,087	3,408,206
Pernod Ricard S.A.	43,217	5,366,607

		$14,648,407

Apparel Manufacturers – 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	33,683	$6,634,710
NIKE, Inc., “B”	74,240	5,392,794
VF Corp.	31,384	6,246,985

		$18,274,489

Automotive – 1.0%
Bayerische Motoren Werke AG	20,730	$2,228,704
Delphi Automotive PLC	67,100	3,919,982

		$6,148,686

Biotechnology – 1.3%
Celgene Corp. (a)	25,217	$3,881,653
Gilead Sciences, Inc. (a)	67,400	4,235,416

		$8,117,069

Broadcasting – 3.6%
Time Warner, Inc.	53,520	$3,522,151
Twenty-First Century Fox, Inc.	194,430	6,513,405
Walt Disney Co.	179,890	11,601,106

		$21,636,662

Brokerage & Asset Managers – 2.1%
BlackRock, Inc.	39,106	$10,582,866
Franklin Resources, Inc.	47,987	2,425,743

		$13,008,609

Business Services – 3.2%
Accenture PLC, “A”	98,840	$7,278,578
Cognizant Technology Solutions Corp., “A” (a)	82,390	6,765,867
Fidelity National Information Services, Inc.	115,140	5,347,102

		$19,391,547

Cable TV – 1.3%
Comcast Corp., “A”	169,130	$7,636,219

Computer Software – 2.5%
Autodesk, Inc. (a)	87,390	$3,597,846
Citrix Systems, Inc. (a)	48,580	3,430,234
Oracle Corp.	253,360	8,403,951

		$15,432,031

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 5.8%
Apple, Inc.	30,751	$14,660,539
EMC Corp.	499,900	12,777,444
Hewlett-Packard Co.	388,430	8,149,261

		$35,587,244

Construction – 1.6%
Sherwin-Williams Co.	14,880	$2,710,838
Stanley Black & Decker, Inc.	78,930	7,148,690

		$9,859,528

Consumer Products – 2.8%
Colgate-Palmolive Co.	80,337	$4,763,984
Procter & Gamble Co.	166,170	12,560,790

		$17,324,774

Electrical Equipment – 3.4%
Danaher Corp.	243,990	$16,913,387
W.W. Grainger, Inc.	15,548	4,069,067

		$20,982,454

Electronics – 2.9%
Altera Corp.	204,150	$7,586,214
Microchip Technology, Inc.	246,900	9,947,601

		$17,533,815

Energy – Independent – 2.2%
EOG Resources, Inc.	40,244	$6,812,504
Occidental Petroleum Corp.	72,680	6,798,487

		$13,610,991

Energy – Integrated – 3.5%
Chevron Corp.	76,355	$9,277,132
Exxon Mobil Corp.	141,200	12,148,848

		$21,425,980

Engineering – Construction – 1.0%
Fluor Corp.	80,870	$5,738,535

Food & Beverages – 3.0%
General Mills, Inc.	55,790	$2,673,457
Groupe Danone	112,750	8,486,986
Mondelez International, Inc.	235,090	7,386,528

		$18,546,971

General Merchandise – 2.1%
Kohl’s Corp.	96,710	$5,004,742
Target Corp.	124,940	7,993,661

		$12,998,403

Insurance – 1.8%
ACE Ltd.	117,020	$10,948,391

Internet – 2.7%
Facebook, Inc., “A“ (a)	34,530	$1,734,787
Google, Inc., “A” (a)	16,625	14,562,004

		$16,296,791

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 8.4%
Bank of America Corp.	439,700	$6,067,860
Goldman Sachs Group, Inc.	62,363	9,866,450
JPMorgan Chase & Co.	330,390	17,077,859
Morgan Stanley	116,030	3,127,009
State Street Corp.	50,740	3,336,155
Wells Fargo & Co.	279,380	11,543,982

		$51,019,315

Medical Equipment – 6.0%
Abbott Laboratories	72,770	$2,415,236
Baxter International, Inc.	16,480	1,082,571
Covidien PLC	163,300	9,951,502
St. Jude Medical, Inc.	177,010	9,494,816
Stryker Corp.	56,750	3,835,733
Thermo Fisher Scientific, Inc.	104,690	9,647,184

		$36,427,042

Oil Services – 4.0%
Cameron International Corp. (a)	107,200	$6,257,264
Dresser-Rand Group, Inc. (a)	114,700	7,157,280
National Oilwell Varco, Inc.	78,170	6,105,859
Schlumberger Ltd.	52,300	4,621,228

		$24,141,631

Other Banks & Diversified Financials – 5.1%
American Express Co.	139,820	$10,559,206
MasterCard, Inc., “A”	13,378	9,000,451
Visa, Inc., “A”	60,158	11,496,194

		$31,055,851

Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	76,090	$3,521,445
Johnson & Johnson	165,616	14,357,251
Pfizer, Inc.	505,810	14,521,805
Valeant Pharmaceuticals International, Inc. (a)	65,770	6,861,784

		$39,262,285

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.1%
Canadian National Railway Co.	66,610	$6,752,256

Restaurants – 1.2%
McDonald’s Corp.	77,250	$7,432,223

Specialty Chemicals – 3.2%
FMC Corp.	57,410	$4,117,445
Linde AG	29,383	5,819,518
Praxair, Inc.	47,004	5,650,351
W.R. Grace & Co. (a)	43,490	3,801,026

		$19,388,340

Telecommunications – Wireless – 1.5%
American Tower Corp., REIT	119,090	$8,828,142

Tobacco – 0.9%
Philip Morris International, Inc.	65,890	$5,705,415

Trucking – 1.0%
United Parcel Service, Inc., “B”	63,850	$5,833,975

Utilities – Electric Power – 2.3%
American Electric Power Co., Inc.	120,140	$5,208,069
CMS Energy Corp.	221,120	5,819,878
Wisconsin Energy Corp.	80,040	3,232,015

		$14,259,962

Total Common Stocks		$606,969,234

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	217	$217

Total Investments		$606,969,451

OTHER ASSETS, LESS LIABILITIES – 0.5%		3,166,766

Net Assets – 100.0%		$610,136,217

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/2013 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$606,969,234	$—	$—	$606,969,234
Mutual Funds	217	—	—	217
Total Investments	$606,969,451	$ —	$ —	$606,969,451

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $32,451,717 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$432,530,271
Gross unrealized appreciation	175,645,331
Gross unrealized depreciation	(1,206,151)
Net unrealized appreciation (depreciation)	$174,439,180

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,740,723	95,096,987	(100,837,493)	217

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,101	$217

4

QUARTERLY REPORT

September 30, 2013

MFS® VALUE SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 8.2%
Honeywell International, Inc.	524,280	$43,536,211
Lockheed Martin Corp.	569,420	72,629,521
Northrop Grumman Corp.	256,710	24,454,195
United Technologies Corp.	452,040	48,738,953

		$189,358,880

Alcoholic Beverages – 1.7%
Diageo PLC	1,216,417	$38,695,933

Automotive – 2.0%
Delphi Automotive PLC	298,520	$17,439,538
General Motors Co. (a)	144,950	5,213,852
Johnson Controls, Inc.	549,150	22,789,725

		$45,443,115

Broadcasting – 3.6%
Omnicom Group, Inc.	422,350	$26,793,884
Viacom, Inc., “B”	260,091	21,738,406
Walt Disney Co.	528,760	34,099,732

		$82,632,022

Brokerage & Asset Managers – 2.2%
BlackRock, Inc.	76,118	$20,599,053
Franklin Resources, Inc.	414,411	20,948,476
NASDAQ OMX Group, Inc.	263,385	8,452,025

		$49,999,554

Business Services – 3.0%
Accenture PLC, “A”	646,430	$47,603,105
Dun & Bradstreet Corp.	22,500	2,336,625
Fidelity National Information Services, Inc.	135,710	6,302,372
Fiserv, Inc. (a)	122,130	12,341,237

		$68,583,339

Cable TV – 1.0%
Comcast Corp., “Special A”	519,790	$22,543,292

Chemicals – 3.6%
3M Co.	376,920	$45,008,017
PPG Industries, Inc.	231,294	38,639,976

		$83,647,993

Computer Software – 1.2%
Oracle Corp.	852,170	$28,266,479

Computer Software – Systems – 2.1%
Hewlett-Packard Co.	189,830	$3,982,633
International Business Machines Corp.	244,535	45,282,991

		$49,265,624

Construction – 1.0%
Stanley Black & Decker, Inc.	262,783	$23,800,256

Consumer Products – 0.5%
Procter & Gamble Co.	167,524	$12,663,139

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.2%
Crown Holdings, Inc. (a)	107,360	$4,539,181

Electrical Equipment – 2.7%
Danaher Corp.	421,340	$29,207,289
Pentair Ltd.	153,662	9,978,810
Tyco International Ltd.	685,730	23,986,835

		$63,172,934

Electronics – 0.6%
Intel Corp.	622,560	$14,269,075

Energy – Independent – 2.5%
Apache Corp.	140,310	$11,945,993
EOG Resources, Inc.	63,419	10,735,568
Occidental Petroleum Corp.	369,420	34,555,547

		$57,237,108

Energy – Integrated – 3.7%
Chevron Corp.	330,047	$40,100,711
Exxon Mobil Corp.	524,908	45,163,084

		$85,263,795

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	207,970	$8,362,474
Dr Pepper Snapple Group, Inc.	236,800	10,613,376
General Mills, Inc.	704,190	33,744,785
Groupe Danone	288,407	21,709,145
J.M. Smucker Co.	16,751	1,759,525
Kellogg Co.	123,100	7,229,663
Nestle S.A.	536,010	37,488,398

		$120,907,366

Food & Drug Stores – 1.6%
CVS Caremark Corp.	631,651	$35,846,194

General Merchandise – 1.7%
Kohl’s Corp.	117,740	$6,093,045
Target Corp.	510,260	32,646,435

		$38,739,480

Insurance – 7.5%
ACE Ltd.	273,550	$25,593,338
Aon PLC	319,180	23,759,759
Chubb Corp.	174,820	15,604,433
MetLife, Inc.	953,123	44,749,125
Prudential Financial, Inc.	386,275	30,121,725
Travelers Cos., Inc.	396,190	33,585,026

		$173,413,406

Leisure & Toys – 0.6%
Hasbro, Inc.	275,510	$12,987,541

Machinery & Tools – 1.4%
Eaton Corp. PLC	307,100	$21,140,764
Illinois Tool Works, Inc.	134,066	10,225,214

		$31,365,978

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 11.8%
Bank of New York Mellon Corp.	1,081,190	$32,641,126
Goldman Sachs Group, Inc.	303,793	48,063,091
JPMorgan Chase & Co.	1,685,470	87,121,944
PNC Financial Services Group, Inc.	223,340	16,180,983
State Street Corp.	337,020	22,159,065
Wells Fargo & Co.	1,603,080	66,239,266

		$272,405,475

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	312,820	$19,326,020
Quest Diagnostics, Inc.	166,160	10,267,026

		$29,593,046

Medical Equipment – 4.8%
Abbott Laboratories	747,000	$24,792,930
Covidien PLC	164,177	10,004,946
Medtronic, Inc.	500,050	26,627,663
St. Jude Medical, Inc.	396,430	21,264,505
Thermo Fisher Scientific, Inc.	307,070	28,296,501

		$110,986,545

Other Banks & Diversified Financials – 0.3%
Western Union Co.	431,790	$8,057,201

Pharmaceuticals – 8.5%
AbbVie, Inc.	192,820	$8,624,839
Johnson & Johnson	932,680	80,854,029
Merck & Co., Inc.	417,190	19,862,416
Pfizer, Inc.	2,546,946	73,122,820
Roche Holding AG	53,937	14,546,618
Zoetis, Inc.	22,600	703,312

		$197,714,034

Printing & Publishing – 1.1%
McGraw-Hill Cos., Inc.	170,880	$11,208,019
Moody’s Corp.	200,160	14,077,253

		$25,285,272

Railroad & Shipping – 0.6%
Canadian National Railway Co.	140,230	$14,215,115

Restaurants – 0.6%
McDonald’s Corp.	155,747	$14,984,419

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	157,242	$16,757,280
Valspar Corp.	33,060	2,096,996

		$18,854,276

Specialty Stores – 0.7%
Advance Auto Parts, Inc.	150,320	$12,428,458
Staples, Inc.	333,350	4,883,578

		$17,312,036

Telecommunications – Wireless – 1.2%
Vodafone Group PLC	8,210,193	$28,709,618

Telephone Services – 2.1%
AT&T, Inc.	992,510	$33,566,688
Verizon Communications, Inc.	341,990	15,957,253

		$49,523,941

Tobacco – 5.5%
Altria Group, Inc.	309,981	$10,647,847
Lorillard, Inc.	574,290	25,716,706
Philip Morris International, Inc.	1,042,461	90,266,698

		$126,631,251

Trucking – 1.6%
United Parcel Service, Inc., “B”	406,780	$37,167,489

Utilities – Electric Power – 0.7%
Duke Energy Corp.	89,250	$5,960,115
PPL Corp.	182,580	5,546,780
Public Service Enterprise Group, Inc.	121,940	4,015,484

		$15,522,379

Total Common Stocks		$2,299,603,781

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	35,180	$2,279,312

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	7,861,813	$7,861,813

Total Investments		$2,309,744,906

OTHER ASSETS, LESS LIABILITIES – 0.1%		3,424,018

Net Assets – 100.0%		$2,313,168,924

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,301,883,093	$—	$—	$2,301,883,093
Mutual Funds	7,861,813	—	—	7,861,813
Total Investments	$2,309,744,906	$—	$—	$2,309,744,906

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $103,661,314 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,684,554,339
Gross unrealized appreciation	626,307,769
Gross unrealized depreciation	(1,117,202)
Net unrealized appreciation (depreciation)	$625,190,567

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,547,731	223,581,470	(241,267,388)	7,861,813

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,705	$7,861,813

4

QUARTERLY REPORT

September 30, 2013

MFS® MID CAP GROWTH SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 2.0%
Precision Castparts Corp.	24,544	$5,577,379
TransDigm Group, Inc.	25,711	3,566,116

		$9,143,495

Alcoholic Beverages – 0.8%
Beam, Inc.	58,220	$3,763,923

Apparel Manufacturers – 2.1%
Michael Kors Holdings Ltd. (a)	57,900	$4,314,708
PVH Corp.	45,075	5,349,952

		$9,664,660

Automotive – 4.5%
Delphi Automotive PLC	117,530	$6,866,103
LKQ Corp. (a)	238,960	7,613,266
Tesla Motors, Inc. (a)	17,620	3,408,060
TRW Automotive Holdings Corp. (a)	40,090	2,858,818

		$20,746,247

Biotechnology – 2.8%
Alexion Pharmaceuticals, Inc. (a)	38,070	$4,422,211
Foundation Medicine, Inc. (a)	3,200	126,848
Illumina, Inc. (a)	37,580	3,037,591
Regeneron Pharmaceuticals, Inc. (a)	12,029	3,763,513
Vertex Pharmaceuticals, Inc. (a)	22,200	1,683,204

		$13,033,367

Broadcasting – 2.3%
Discovery Communications, Inc., “A” (a)	76,002	$6,416,089
Scripps Networks Interactive, Inc., “A”	57,260	4,472,579

		$10,888,668

Brokerage & Asset Managers – 3.8%
Affiliated Managers Group, Inc. (a)	40,204	$7,342,859
Evercore Partners, Inc.	101,540	4,998,814
IntercontinentalExchange, Inc. (a)	28,405	5,153,235

		$17,494,908

Business Services – 7.9%
Bright Horizons Family Solutions, Inc. (a)	81,790	$2,930,536
Cognizant Technology Solutions Corp., “A” (a)	45,845	3,764,791
FleetCor Technologies, Inc. (a)	82,460	9,083,794
Gartner, Inc. (a)	109,180	6,550,800
IHS, Inc., “A” (a)	16,340	1,865,701
Jones Lang LaSalle, Inc.	63,930	5,581,089
Realogy Holdings Corp. (a)	53,820	2,315,336
Verisk Analytics, Inc., “A” (a)	72,230	4,692,061

		$36,784,108

Cable TV – 2.0%
Charter Communications, Inc., “A” (a)	40,531	$5,461,957
Liberty Global PLC, “A” (a)	48,980	3,886,563

		$9,348,520

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.3%
Autodesk, Inc. (a)	65,250	$2,686,343
Citrix Systems, Inc. (a)	70,660	4,989,303
CommVault Systems, Inc. (a)	38,820	3,409,561
Qlik Technologies, Inc. (a)	132,900	4,550,496
TIBCO Software, Inc. (a)	162,950	4,169,890

		$19,805,593

Computer Software – Systems – 2.1%
Benefitfocus, Inc. (a)	5,790	$284,636
SS&C Technologies Holdings, Inc. (a)	108,670	4,140,327
Vantiv, Inc., “A” (a)	197,390	5,515,077

		$9,940,040

Construction – 1.9%
Pool Corp.	66,640	$3,740,503
Stanley Black & Decker, Inc.	56,185	5,088,675

		$8,829,178

Consumer Services – 1.3%
Priceline.com, Inc. (a)	6,204	$6,271,934

Containers – 1.6%
Ball Corp.	100,690	$4,518,967
Crown Holdings, Inc. (a)	70,830	2,994,692

		$7,513,659

Electrical Equipment – 7.4%
AMETEK, Inc.	166,749	$7,673,789
Amphenol Corp., “A”	79,570	6,157,127
Mettler-Toledo International, Inc. (a)	12,238	2,938,221
Pentair Ltd.	64,760	4,205,514
Sensata Technologies Holding B.V. (a)	77,750	2,975,492
TriMas Corp. (a)	124,280	4,635,644
WESCO International, Inc. (a)	78,180	5,983,115

		$34,568,902

Electronics – 3.4%
Altera Corp.	98,960	$3,677,354
Linear Technology Corp.	61,410	2,435,521
Microchip Technology, Inc.	83,800	3,376,302
Silicon Laboratories, Inc. (a)	48,680	2,079,123
Stratasys Ltd. (a)	21,950	2,222,657
Ultratech, Inc. (a)	69,820	2,115,546

		$15,906,503

Energy – Independent – 2.9%
Cabot Oil & Gas Corp.	169,560	$6,327,979
Gulfport Energy Corp. (a)	36,910	2,374,789
Pioneer Natural Resources Co.	25,945	4,898,416

		$13,601,184

Entertainment – 0.8%
AMC Networks, Inc., “A” (a)	54,160	$3,708,877

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 1.6%
China Huishan Dairy Holdings Co. Ltd. (a)	259,000	$83,819
Chr. Hansen Holding A.S.	134,195	4,751,386
Mead Johnson Nutrition Co., “A”	33,550	2,491,423

		$7,326,628

Gaming & Lodging – 1.3%
Wynn Resorts Ltd.	38,575	$6,095,236

General Merchandise – 0.8%
Five Below, Inc. (a)	82,610	$3,614,188

Health Maintenance Organizations – 0.2%
BioScrip, Inc. (a)	98,010	$860,528

Insurance – 0.8%
Lincoln National Corp.	83,150	$3,491,468

Internet – 2.7%
ChannelAdvisor Corp. (a)	60,490	$2,215,749
LinkedIn Corp., “A” (a)	21,642	5,325,231
Pandora Media, Inc. (a)	55,170	1,386,422
Shutterstock, Inc. (a)	20,530	1,492,942
Yelp, Inc. (a)	35,250	2,332,845

		$12,753,189

Leisure & Toys – 1.7%
Brunswick Corp.	81,780	$3,263,840
Polaris Industries, Inc.	36,980	4,777,076

		$8,040,916

Machinery & Tools – 3.8%
Flowserve Corp.	31,611	$1,972,210
Joy Global, Inc.	56,540	2,885,802
Polypore International, Inc. (a)	30,920	1,266,792
Roper Industries, Inc.	53,601	7,121,965
WABCO Holdings, Inc. (a)	55,010	4,635,143

		$17,881,912

Major Banks – 0.4%
Morgan Stanley	76,490	$2,061,405

Medical & Health Technology & Services – 4.6%
Advisory Board Co. (a)	65,390	$3,889,397
Catamaran Corp. (a)	100,850	4,634,057
Cerner Corp. (a)	64,200	3,373,710
Covance, Inc. (a)	32,230	2,786,606
Henry Schein, Inc. (a)	64,740	6,713,538

		$21,397,308

Medical Equipment – 4.1%
Cooper Cos., Inc.	49,811	$6,459,989
Endologix, Inc. (a)	112,810	1,819,625
PerkinElmer, Inc.	109,740	4,142,685
Sirona Dental Systems, Inc. (a)	26,800	1,793,724
Thermo Fisher Scientific, Inc.	55,000	5,068,250

		$19,284,273

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 2.6%
Core Laboratories N.V.	16,051	$2,715,990
Dresser-Rand Group, Inc. (a)	95,360	5,950,464
FMC Technologies, Inc. (a)	65,550	3,632,781

		$12,299,235

Other Banks & Diversified Financials – 1.9%
MasterCard, Inc., “A”	10,934	$7,356,176
TCF Financial Corp.	108,470	1,548,952

		$8,905,128

Pharmaceuticals – 4.0%
Actavis, Inc. (a)	46,640	$6,716,160
Perrigo Co.	45,725	5,641,550
Valeant Pharmaceuticals International, Inc. (a)	59,260	6,182,596

		$18,540,306

Pollution Control – 0.6%
Stericycle, Inc. (a)	24,847	$2,867,344

Railroad & Shipping – 1.0%
Kansas City Southern Co.	41,303	$4,516,896

Real Estate – 0.6%
Host Hotels & Resorts, Inc., REIT	147,440	$2,605,265

Restaurants – 1.0%
Arcos Dorados Holdings, Inc.	139,360	$1,651,416
Chipotle Mexican Grill, Inc., “A” (a)	3,711	1,590,906
Chuy’s Holdings, Inc. (a)	38,190	1,370,639

		$4,612,961

Specialty Chemicals – 2.3%
Airgas, Inc.	21,780	$2,309,769
FMC Corp.	57,930	4,154,740
Rockwood Holdings, Inc.	31,680	2,119,392
W.R. Grace & Co. (a)	22,000	1,922,800

		$10,506,701

Specialty Stores – 6.7%
AutoZone, Inc. (a)	10,580	$4,472,483
Dick’s Sporting Goods, Inc.	52,600	2,807,788
GameStop Corp., “A”	29,970	1,488,011
Monro Muffler Brake, Inc.	50,460	2,345,885
O’Reilly Automotive, Inc. (a)	34,523	4,404,789
PetSmart, Inc.	38,220	2,914,657
Ross Stores, Inc.	80,790	5,881,512
Tiffany & Co.	36,850	2,823,447
Tractor Supply Co.	62,138	4,173,809

		$31,312,381

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT	80,130	$5,940,037
SBA Communications Corp. (a)	42,690	3,434,837

		$9,374,874

Trucking – 0.5%
Expeditors International of Washington, Inc.	56,180	$2,475,291

Total Common Stocks		$461,837,199

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	5,906,295	$5,906,295

Total Investments		$467,743,494

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,611,436)

Net Assets – 100.0%		$466,132,058

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$461,837,199	$—	$—	$461,837,199
Mutual Funds	5,906,295	—	—	5,906,295
Total Investments	$467,743,494	$—	$—	$467,743,494

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $4,751,386 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$369,888,947
Gross unrealized appreciation	100,058,500
Gross unrealized depreciation	(2,203,953)
Net unrealized appreciation (depreciation)	$97,854,547

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,598,892	99,471,696	(95,164,293)	5,906,295

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,541	$5,906,295

5

QUARTERLY REPORT

September 30, 2013

MFS® INVESTORS GROWTH STOCK SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.1%
Aerospace – 4.7%
Precision Castparts Corp.	21,629	$4,914,974
United Technologies Corp.	128,330	13,836,541

		$18,751,515

Alcoholic Beverages – 2.0%
Beam, Inc.	31,090	$2,009,969
Pernod Ricard S.A.	47,841	5,940,806

		$7,950,775

Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	43,756	$8,618,839
NIKE, Inc., “B”	76,580	5,562,771

		$14,181,610

Automotive – 0.9%
Johnson Controls, Inc.	86,400	$3,585,600

Broadcasting – 6.7%
Discovery Communications, Inc., “A” (a)	37,340	$3,152,243
Omnicom Group, Inc.	64,990	4,122,966
Time Warner, Inc.	103,430	6,806,728
Viacom, Inc., “B”	40,620	3,395,020
Walt Disney Co.	138,890	8,957,016

		$26,433,973

Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	111,100	$2,348,654
CME Group, Inc.	33,020	2,439,518
Franklin Resources, Inc.	161,910	8,184,551

		$12,972,723

Business Services – 5.7%
Accenture PLC, “A”	194,270	$14,306,043
Cognizant Technology Solutions Corp., “A” (a)	43,460	3,568,935
MSCI, Inc., “A” (a)	64,820	2,609,653
Verisk Analytics, Inc., “A” (a)	30,330	1,970,237

		$22,454,868

Chemicals – 0.6%
Monsanto Co.	21,710	$2,265,873

Computer Software – 3.7%
Autodesk, Inc. (a)	105,080	$4,326,143
Oracle Corp.	315,540	10,466,462

		$14,792,605

Computer Software – Systems – 5.1%
Apple, Inc.	10,065	$4,798,489
EMC Corp.	411,980	10,530,209
International Business Machines Corp.	26,423	4,893,011

		$20,221,709

Consumer Products – 6.6%
Church & Dwight Co., Inc.	41,830	$2,511,891
Colgate-Palmolive Co.	202,202	11,990,579

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	153,113	$11,573,812

		$26,076,282

Electrical Equipment – 9.2%
Amphenol Corp., “A”	37,730	$2,919,547
Danaher Corp.	186,340	12,917,089
Mettler-Toledo International, Inc. (a)	25,419	6,102,848
Sensata Technologies Holding B.V. (a)	225,350	8,624,144
W.W. Grainger, Inc.	22,714	5,944,481

		$36,508,109

Electronics – 3.5%
Microchip Technology, Inc.	220,260	$8,874,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	302,746	5,134,572

		$14,008,847

Energy – Independent – 0.9%
Occidental Petroleum Corp.	37,750	$3,531,135

Food & Beverages – 4.6%
Groupe Danone	110,212	$8,295,944
Mead Johnson Nutrition Co., “A”	79,750	5,922,235
PepsiCo, Inc.	51,110	4,063,245

		$18,281,424

Food & Drug Stores – 2.2%
CVS Caremark Corp.	150,133	$8,520,048

General Merchandise – 1.2%
Kohl’s Corp.	42,650	$2,207,137
Target Corp.	42,560	2,722,989

		$4,930,126

Internet – 5.0%
eBay, Inc. (a)	60,700	$3,386,453
Google, Inc., “A” (a)	18,867	16,525,794

		$19,912,247

Medical & Health Technology & Services – 2.8%
Express Scripts Holding Co. (a)	146,076	$9,024,575
Patterson Cos., Inc.	48,660	1,956,132

		$10,980,707

Medical Equipment – 7.6%
Abbott Laboratories	57,270	$1,900,791
DENTSPLY International, Inc.	188,600	8,187,126
St. Jude Medical, Inc.	51,500	2,762,460
Thermo Fisher Scientific, Inc.	130,450	12,020,967
Waters Corp. (a)	49,510	5,258,457

		$30,129,801

Metals & Mining – 0.4%
Rio Tinto Ltd.	36,190	$1,771,116

Oil Services – 2.7%
Schlumberger Ltd.	119,700	$10,576,692

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.8%
MasterCard, Inc., “A”	8,930	$6,007,925
Visa, Inc., “A”	68,950	13,176,345

		$19,184,270

Pharmaceuticals – 3.6%
Allergan, Inc.	27,019	$2,443,869
Johnson & Johnson	88,790	7,697,205
Zoetis, Inc.	131,670	4,097,570

		$14,238,644

Railroad & Shipping – 1.5%
Kuehne & Nagel, Inc. AG	46,130	$6,044,568

Restaurants – 1.9%
McDonald’s Corp.	76,928	$7,401,243

Specialty Chemicals – 1.4%
Praxair, Inc.	45,494	$5,468,834

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	21,229	$3,271,170

Trucking – 2.1%
Expeditors International of Washington, Inc.	188,570	$8,308,394

Total Common Stocks		$392,754,908

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,414,736	$3,414,736

Total Investments		$396,169,644

OTHER ASSETS, LESS LIABILITIES – 0.0%		97,603

Net Assets – 100.0%		$396,267,247

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$392,754,908	$—	$—	$392,754,908
Mutual Funds	3,414,736	—	—	3,414,736
Total Investments	$396,169,644	$—	$—	$396,169,644

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $28,001,636 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$284,424,138
Gross unrealized appreciation	112,278,151
Gross unrealized depreciation	(532,645)
Net unrealized appreciation (depreciation)	$111,745,506

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,494,232	34,154,128	(35,233,624)	3,414,736

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,575	$3,414,736

4

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.3%
Aerospace – 4.3%
Honeywell International, Inc.	16,200	$1,345,248
United Technologies Corp.	10,730	1,156,908

		$2,502,156

Alcoholic Beverages – 6.8%
Carlsberg A.S., “B”	5,507	$567,372
Diageo PLC	42,215	1,342,918
Heineken N.V.	17,053	1,208,646
Pernod Ricard S.A.	6,486	805,419

		$3,924,355

Apparel Manufacturers – 4.2%
Burberry Group PLC	12,736	$336,903
Compagnie Financiere Richemont S.A.	7,606	761,988
LVMH Moet Hennessy Louis Vuitton S.A.	5,646	1,112,121
NIKE, Inc., “B”	3,370	244,797

		$2,455,809

Automotive – 1.2%
Delphi Automotive PLC	9,600	$560,832
Harley-Davidson, Inc.	2,010	129,122

		$689,954

Broadcasting – 7.0%
Omnicom Group, Inc.	8,430	$534,799
Time Warner, Inc.	13,520	889,751
Viacom, Inc., “B”	2,850	238,203
Walt Disney Co.	25,480	1,643,205
WPP PLC	38,426	790,040

		$4,095,998

Brokerage & Asset Managers – 1.1%
Deutsche Boerse AG	4,780	$359,609
Franklin Resources, Inc.	5,787	292,533

		$652,142

Business Services – 4.3%
Accenture PLC, “A”	15,300	$1,126,692
Adecco S.A.	5,680	404,481
Brenntag AG	1,652	275,006
Compass Group PLC	49,130	676,061

		$2,482,240

Cable TV – 1.2%
British Sky Broadcasting Group PLC	20,810	$293,097
Time Warner Cable, Inc.	3,540	395,064

		$688,161

Chemicals – 1.8%
3M Co.	8,690	$1,037,673

Computer Software – 2.5%
Autodesk, Inc. (a)	3,140	$129,274
Check Point Software Technologies Ltd. (a)	3,870	218,887
Dassault Systems S.A.	1,018	135,902

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	29,600	$981,832

		$1,465,895

Computer Software – Systems – 0.6%
Canon, Inc.	10,700	$341,934

Consumer Products – 6.0%
Colgate-Palmolive Co.	13,042	$773,391
International Flavors & Fragrances, Inc.	7,010	576,923
Procter & Gamble Co.	2,583	195,249
Reckitt Benckiser Group PLC	19,200	1,404,947
Svenska Cellulosa Aktiebolaget	22,401	564,670

		$3,515,180

Electrical Equipment – 4.0%
Amphenol Corp., “A”	6,710	$519,220
Legrand S.A.	13,770	764,058
Rockwell Automation, Inc.	1,400	149,716
Schneider Electric S.A.	10,264	867,992

		$2,300,986

Electronics – 2.7%
Altera Corp.	8,350	$310,286
Hoya Corp.	19,800	469,041
Microchip Technology, Inc.	9,400	378,726
Samsung Electronics Co. Ltd.	344	435,540

		$1,593,593

Energy – Independent – 0.4%
INPEX Corp.	21,200	$250,605

Food & Beverages – 5.1%
Dr Pepper Snapple Group, Inc.	7,640	$342,425
Groupe Danone	13,206	994,050
J.M. Smucker Co.	755	79,305
Nestle S.A.	21,948	1,535,037

		$2,950,817

Food & Drug Stores – 0.8%
Lawson, Inc.	2,500	$196,228
Walgreen Co.	4,780	257,164

		$453,392

Gaming & Lodging – 0.4%
William Hill PLC	35,010	$228,411

General Merchandise – 0.7%
Target Corp.	6,460	$413,311

Insurance – 0.8%
Swiss Re Ltd.	5,291	$437,626

Major Banks – 5.8%
Bank of New York Mellon Corp.	29,040	$876,718
Goldman Sachs Group, Inc.	3,889	615,279
Standard Chartered PLC	30,894	740,712
State Street Corp.	17,700	1,163,775

		$3,396,484

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 7.5%
DENTSPLY International, Inc.	10,090	$438,007
Medtronic, Inc.	12,810	682,133
Sonova Holding AG	3,045	378,457
St. Jude Medical, Inc.	19,210	1,030,424
Thermo Fisher Scientific, Inc.	13,250	1,220,987
Waters Corp. (a)	5,740	609,645

		$4,359,653

Network & Telecom – 0.6%
Cisco Systems, Inc.	15,860	$371,441

Oil Services – 3.0%
National Oilwell Varco, Inc.	7,370	$575,671
Saipem S.p.A.	11,479	249,402
Schlumberger Ltd.	10,180	899,505

		$1,724,578

Other Banks & Diversified Financials – 7.9%
Aeon Credit Service Co. Ltd.	200	$6,306
American Express Co.	10,170	768,038
Credicorp Ltd.	934	119,982
Erste Group Bank AG	9,487	299,814
Grupo Financiero Banorte S.A. de C.V.	18,500	115,513
ICICI Bank Ltd.	17,079	241,065
Itau Unibanco Holding S.A., ADR	30,431	429,686
Julius Baer Group Ltd.	9,391	438,216
Komercni Banka A.S.	825	183,663
Sberbank of Russia, ADR	14,775	178,039
UBS AG	28,343	579,804
Visa, Inc., “A”	6,441	1,230,875

		$4,591,001

Pharmaceuticals – 4.7%
Bayer AG	10,419	$1,228,550
Johnson & Johnson	4,400	381,436
Merck KGaA	4,530	706,912
Roche Holding AG	1,591	429,087

		$2,745,985

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.9%
Canadian National Railway Co.	9,424	$955,311
Kuehne & Nagel, Inc. AG	920	120,551

		$1,075,862

Restaurants – 1.1%
McDonald’s Corp.	5,916	$569,178
Whitbread PLC	1,492	71,592

		$640,770

Specialty Chemicals – 5.9%
Akzo Nobel N.V.	11,533	$757,888
L’Air Liquide S.A.	2,325	323,817
Linde AG	8,536	1,690,617
Praxair, Inc.	5,416	651,057

		$3,423,379

Specialty Stores – 1.4%
AutoZone, Inc. (a)	1,049	$443,444
Sally Beauty Holdings, Inc. (a)	14,770	386,383

		$829,827

Trucking – 1.6%
United Parcel Service, Inc., “B”	10,410	$951,162

Total Common Stocks		$56,590,380

MONEY MARKET FUNDS – 2.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,193,949	$1,193,949

Total Investments		$57,784,329

OTHER ASSETS, LESS LIABILITIES – 0.6%		352,890

Net Assets – 100.0%		$58,137,219

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$28,566,807	$—	$—	$28,566,807
United Kingdom	5,884,681	—	—	5,884,681
Switzerland	5,085,247	—	—	5,085,247
France	5,003,359	—	—	5,003,359
Germany	4,260,694	—	—	4,260,694
Netherlands	1,966,532	—	—	1,966,532
Japan	—	1,264,114	—	1,264,114
Canada	955,311	—	—	955,311
Denmark	567,372	—	—	567,372
Other Countries	2,600,723	435,540	—	3,036,263
Mutual Funds	1,193,949	—	—	1,193,949
Total Investments	$56,084,675	$1,699,654	$—	$57,784,329

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $21,595,252 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$40,678,118
Gross unrealized appreciation	17,792,611
Gross unrealized depreciation	(686,400)
Net unrealized appreciation (depreciation)	$17,106,211

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	331,146	15,474,541	(14,611,738)	1,193,949

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$680	$1,193,949

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	51.8%
United Kingdom	10.1%
Switzerland	8.7%
France	8.6%
Germany	7.3%
Netherlands	3.4%
Japan	2.2%
Canada	1.6%
Denmark	1.0%
Other Countries	5.3%

4

QUARTERLY REPORT

September 30, 2013

MFS® UTILITIES SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 93.7%
Broadcasting – 0.2%
SIRIUS XM Radio, Inc.	197,180	$763,087
Twenty-First Century Fox, Inc.	72,030	2,413,005

		$3,176,092

Cable TV – 9.5%
Astro Malaysia Holdings Berhad	8,378,500	$7,505,820
Comcast Corp., “Special A”	1,311,945	56,899,055
Liberty Global PLC, “A” (a)	264,949	21,023,703
Liberty Global PLC, “C” (a)	167,667	12,647,122
Telenet Group Holding N.V.	14,155	704,801
Time Warner Cable, Inc.	243,713	27,198,371
Ziggo N.V.	293,536	11,889,483

		$137,868,355

Energy – Independent – 5.4%
Anadarko Petroleum Corp.	69,330	$6,446,997
Cabot Oil & Gas Corp.	96,122	3,587,273
Energen Corp.	204,096	15,590,893
EQT Corp.	338,219	30,006,790
Noble Energy, Inc.	148,362	9,941,738
QEP Resources, Inc.	470,670	13,032,852

		$78,606,543

Natural Gas – Distribution – 10.3%
AGL Energy Ltd.	322,340	$4,636,964
AGL Resources, Inc.	129,480	5,959,964
China Resources Gas Group Ltd.	2,990,000	7,648,577
Gas Natural SDG S.A.	471,880	9,850,251
GDF SUEZ	613,600	15,415,125
Hong Kong & China Gas Co. Ltd.	329,000	791,545
Infraestructura Energetica Nova, S.A. de C.V (a)	655,900	2,532,001
NiSource, Inc.	318,906	9,851,006
ONEOK, Inc.	525,426	28,015,714
Questar Corp.	150,400	3,382,496
Sempra Energy	294,252	25,187,971
Snam Rete Gas S.p.A.	3,266,340	16,544,248
Spectra Energy Corp.	593,097	20,301,710

		$150,117,572

Natural Gas – Pipeline – 10.2%
APA Group	344,055	$1,916,185
Cheniere Energy, Inc. (a)	154,937	5,289,549
Enagas S.A.	844,967	20,707,510
Enbridge, Inc.	322,920	13,486,742
Kinder Morgan, Inc.	1,227,524	43,663,029
ONEOK Partners LP	148,920	7,894,249
QEP Midstream Partners LP (a)	68,930	1,560,575
TransCanada Corp.	202,460	8,894,049
Williams Cos., Inc.	686,532	24,962,304
Williams Partners LP	375,190	19,840,047

		$148,214,239

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.2%
Ensco PLC, “A”	166,130	$8,929,488
Noble Corp.	206,810	7,811,214

		$16,740,702

Telecommunications – Wireless – 8.9%
American Tower Corp., REIT	327,508	$24,278,168
Cellcom Israel Ltd. (a)	516,087	5,702,761
KDDI Corp.	14,500	746,368
MegaFon OAO, GDR	117,690	4,148,573
Mobile TeleSystems OJSC	169,370	1,688,394
Mobile TeleSystems OJSC, ADR	882,681	19,648,479
SBA Communications Corp. (a)	144,498	11,626,309
Tele2 AB, “B”	907,053	11,601,562
Telefonica Deutschland Holding AG	489,830	3,866,660
TIM Participacoes S.A., ADR	723,872	17,061,663
Turkcell Iletisim Hizmetleri A.S. (a)	1,786,030	10,521,401
Vodafone Group PLC	5,479,964	19,162,481

		$130,052,819

Telephone Services – 7.1%
Bezeq – The Israel Telecommunication Corp. Ltd.	9,659,631	$17,762,066
CenturyLink, Inc.	353,582	11,095,403
Frontier Communications Corp. (l)	474,963	1,980,596
Oi S.A., IPS	1,395,900	2,695,687
Portugal Telecom, SGPS, S.A. (l)	1,662,313	7,490,956
PT XL Axiata Tbk	10,007,000	3,672,690
TDC A.S.	1,576,756	13,341,980
Telecom Italia S.p.A. – Savings Shares	12,218,134	8,114,237
Telefonica Brasil S.A., ADR	337,667	7,577,247
Verizon Communications, Inc.	260,510	12,155,397
Windstream Holdings, Inc. (l)	2,231,440	17,851,520

		$103,737,779

Utilities – Electric Power – 40.5%
AES Corp.	2,270,624	$30,176,593
Aksa Enerji Uretim A.S. (a)	3,895,604	5,688,984
Alliant Energy Corp.	173,700	8,606,835
Ameren Corp.	42,980	1,497,423
American Electric Power Co., Inc.	469,247	20,341,857
Calpine Corp. (a)	1,922,152	37,347,413
Canadian Utilities Ltd.	21,180	728,516
CenterPoint Energy, Inc.	744,814	17,853,192
CEZ A.S.	244,724	6,328,413
Cheung Kong Infrastructure Holdings Ltd.	1,459,000	10,111,173
China Longyuan Power Group	4,885,000	5,076,535
CLP Holdings Ltd.	687,000	5,593,684
CMS Energy Corp.	1,324,379	34,857,655
Companhia Energetica de Minas Gerais, IPS	1,909,483	16,576,480
Companhia Paranaense de Energia, ADR	322,777	4,505,967
Companhia Paranaense de Energia, IPS	668,900	9,491,903
Dominion Resources, Inc.	381,750	23,851,740

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
DTE Energy Co.	42,160	$2,781,717
Duke Energy Corp.	271,580	18,136,112
Dynegy, Inc. (a)	74,380	1,437,022
E.On Russia JSC	20,632,685	1,569,033
Edison International	559,308	25,761,726
EDP Renovaveis S.A.	4,652,782	24,177,245
Energias de Portugal S.A.	11,955,966	43,671,512
Energias do Brasil S.A.	2,498,200	13,593,959
Great Plains Energy, Inc.	322,876	7,167,847
ITC Holdings Corp.	78,664	7,383,403
Light S.A.	730,770	6,241,698
National Grid PLC	365,668	4,324,416
NextEra Energy, Inc.	448,146	35,923,420
Northeast Utilities	319,863	13,194,349
NRG Energy, Inc.	1,234,724	33,745,007
OGE Energy Corp.	606,650	21,893,999
PG&E Corp.	86,610	3,544,081
Pinnacle West Capital Corp.	160,250	8,772,085
Portland General Electric Co.	568,070	16,036,616
PPL Corp.	335,651	10,197,077
Public Service Enterprise Group, Inc.	793,571	26,132,293
Red Electrica de Espana	257,353	14,647,096
Southern Co.	16,890	695,530
SSE PLC	436,429	10,414,331
Terna Participacoes S.A., IEU	46,730	449,104

		$590,525,041

Utilities – Water – 0.4%
Aguas Andinas S.A.	1,338,972	$920,767
Companhia de Saneamento de Minas Gerais – Copasa MG	310,700	4,906,601

		$5,827,368

Total Common Stocks		$1,364,866,510

CONVERTIBLE PREFERRED STOCKS – 3.1%
Utilities – Electric Power – 3.1%
Dominion Resources, Inc., “A”	141,970	$7,572,680
Dominion Resources, Inc., “B”	141,970	7,588,297

Issuer			Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – continued
Utilities – Electric Power – continued
NextEra Energy, Inc.			176,710	$9,655,434
PPL Corp.			376,719	20,241,112

Total Convertible Preferred Stocks				$45,057,523

CONVERTIBLE BONDS – 0.8%
Telecommunications – Wireless – 0.8%
SBA Communications Corp., 4%, 2014			$4,282,807	$11,389,590

BONDS – 0.3%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 7.629%, 2023 (i)(z)			$45,840	$5,042

Utilities – Electric Power – 0.3%
Enel S.p.A., 8.75%, 2073 (z)			$1,884,000	$1,921,680
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)			1,994,000	2,148,535

				$4,070,215

Total Bonds				$4,075,257

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	78,070	$388,008

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			23,541,343	$23,541,343

COLLATERAL FOR SECURITIES LOANED – 1.0%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)			14,488,955	$14,488,955

Total Investments				$1,463,807,186

OTHER ASSETS, LESS LIABILITIES – (0.5)%	(6,936,114)

Net Assets – 100.0%	$1,456,871,072

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Enel S.p.A., 8.75%, 2073	9/17/13	$1,868,608	$1,921,680
Falcon Franchise Loan LLC, FRN, 7.629%, 2023	1/18/02	1,653	5,042
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	1,944,961	2,148,535
Total Restricted Securities			$4,075,257
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	3,901,236	10/18/13	$5,162,570	$5,277,997	$115,427
BUY	EUR	Deutsche Bank AG	3,574,667	10/18/13	4,734,693	4,836,181	101,488
BUY	EUR	Goldman Sachs International	66,256	10/18/13	89,477	89,638	161
BUY	EUR	JPMorgan Chase Bank	882,718	10/18/13	1,180,131	1,194,232	14,101
BUY	EUR	Merrill Lynch International Bank	941,774	10/18/13	1,264,120	1,274,129	10,009
BUY	EUR	UBS AG	3,529,640	10/18/13	4,702,369	4,775,263	72,894
SELL	EUR	Deutsche Bank AG	208,467	10/18/13	282,102	282,036	66
SELL	EUR	UBS AG	121,651	10/18/13	164,612	164,583	29
BUY	GBP	Barclays Bank PLC	2,746,014	10/18/13-12/18/13	4,330,460	4,443,340	112,880
BUY	GBP	Citibank N.A.	770,469	10/18/13	1,171,786	1,247,157	75,371
BUY	GBP	Merrill Lynch International Bank	354,623	10/18/13	540,792	574,027	33,235
BUY	GBP	UBS AG	1,054,881	10/18/13	1,603,081	1,707,532	104,451

							$640,112

Liability Derivatives
BUY	EUR	Credit Suisse Group	218,371	10/18/13	$295,595	$295,435	$(160)
SELL	EUR	Barclays Bank PLC	46,193,678	12/18/13	61,802,059	62,505,685	(703,626)
SELL	EUR	Credit Suisse Group	232,510	10/18/13	305,231	314,563	(9,332)
SELL	EUR	Deutsche Bank AG	1,962,076	10/18/13	2,530,441	2,654,500	(124,059)
SELL	EUR	Goldman Sachs International	152,009	10/18/13	205,569	205,653	(84)
SELL	EUR	JPMorgan Chase Bank	2,298,202	10/18/13	2,974,501	3,109,245	(134,744)
SELL	EUR	Merrill Lynch International Bank	470,617	10/18/13	636,597	636,699	(102)
SELL	EUR	UBS AG	47,088,198	10/18/13-12/18/13	62,971,613	63,715,885	(744,272)
SELL	GBP	Credit Suisse Group	8,144,806	10/18/13	12,161,010	13,183,976	(1,022,966)
SELL	GBP	Deutsche Bank AG	485,108	10/18/13	752,893	785,242	(32,349)
SELL	GBP	JPMorgan Chase Bank	78,732	10/18/13	123,019	127,443	(4,424)
SELL	GBP	Merrill Lynch International Bank	8,144,806	10/18/13	12,157,508	13,183,976	(1,026,468)
SELL	GBP	UBS AG	934,246	10/18/13	1,423,876	1,512,261	(88,385)

							$(3,890,971)

At September 30, 2013, the fund had cash collateral of $630,000 cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/2013 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

5

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$943,968,117	$—	$—	$943,968,117
Brazil	83,100,311	—	—	83,100,311
Portugal	75,339,712	—	—	75,339,712
Spain	45,204,857	—	—	45,204,857
United Kingdom	33,901,228	—	—	33,901,228
Russia	23,797,052	3,257,428	—	27,054,480
Italy	24,658,485	—	—	24,658,485
Israel	23,464,827	—	—	23,464,827
Canada	23,109,306	—	—	23,109,306
Other Countries	129,764,350	746,368	—	130,510,718
U.S. Corporate Bonds	—	11,389,590	—	11,389,590
Commercial Mortgage-Backed Securities	—	5,042	—	5,042
Foreign Bonds	—	4,070,215	—	4,070,215
Mutual Funds	38,030,298	—	—	38,030,298
Total Investments	$1,444,338,543	$19,468,643	$—	$1,463,807,186

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,250,859)	$—	$(3,250,859)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $282,598,802 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,310,574,820
Gross unrealized appreciation	212,950,091
Gross unrealized depreciation	(59,717,725)
Net unrealized appreciation (depreciation)	$153,232,366

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,523,815	267,244,826	(270,227,298)	23,541,343

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$42,515	$23,541,343

6

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	67.7%
Brazil	5.7%
Portugal	5.2%
Spain	3.1%
United Kingdom	2.5%
Russia	1.9%
Italy	1.8%
Israel	1.6%
Canada	1.6%
Other Countries	8.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

September 30, 2013

MFS® TOTAL RETURN SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 58.8%
Aerospace – 3.4%
General Dynamics Corp.	42,614	$3,729,577
Honeywell International, Inc.	280,249	23,271,877
Lockheed Martin Corp.	302,623	38,599,564
Northrop Grumman Corp.	108,486	10,334,376
Precision Castparts Corp.	13,403	3,045,698
United Technologies Corp.	251,651	27,133,011

		$106,114,103

Airlines – 0.1%
Copa Holdings S.A., “A”	23,335	$3,235,864

Alcoholic Beverages – 0.5%
Diageo PLC	517,357	$16,457,853

Apparel Manufacturers – 0.1%
Hanesbrands, Inc.	53,360	$3,324,862

Automotive – 1.8%
Delphi Automotive PLC	401,350	$23,446,867
General Motors Co. (a)	312,180	11,229,115
Johnson Controls, Inc.	329,403	13,670,225
Magna International, Inc.	117,260	9,670,634

		$58,016,841

Broadcasting – 1.4%
Omnicom Group, Inc.	171,207	$10,861,372
Time Warner, Inc.	85,470	5,624,781
Twenty-First Century Fox, Inc.	100,851	3,378,508
Viacom, Inc., “B”	71,367	5,964,854
Walt Disney Co.	304,179	19,616,504

		$45,446,019

Brokerage & Asset Managers – 0.8%
BlackRock, Inc.	37,968	$10,274,900
Franklin Resources, Inc.	221,444	11,193,994
NASDAQ OMX Group, Inc.	71,939	2,308,523

		$23,777,417

Business Services – 0.7%
Accenture PLC, “A”	216,154	$15,917,581
Dun & Bradstreet Corp.	6,140	637,639
Fidelity National Information Services, Inc.	37,037	1,719,998
Fiserv, Inc. (a)	33,186	3,353,445

		$21,628,663

Cable TV – 1.4%
Comcast Corp., “Special A”	613,130	$26,591,448
Time Warner Cable, Inc.	144,770	16,156,332

		$42,747,780

Chemicals – 1.6%
3M Co.	194,306	$23,202,079
Celanese Corp.	76,418	4,034,106
LyondellBasell Industries N.V., “A”	50,310	3,684,201

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	116,111	$19,397,504

		$50,317,890

Computer Software – 1.1%
CA, Inc.	114,680	$3,402,556
Microsoft Corp.	252,220	8,401,448
Oracle Corp.	431,163	14,301,677
Symantec Corp.	385,380	9,538,155

		$35,643,836

Computer Software – Systems – 1.5%
Apple, Inc.	8,497	$4,050,945
Canon, Inc.	174,400	5,573,203
Hewlett-Packard Co.	878,891	18,439,133
International Business Machines Corp.	83,026	15,374,755
Western Digital Corp.	64,960	4,118,464

		$47,556,500

Construction – 0.3%
Stanley Black & Decker, Inc.	103,981	$9,417,559

Consumer Products – 0.7%
Procter & Gamble Co.	235,345	$17,789,729
Reckitt Benckiser Group PLC	49,525	3,623,958

		$21,413,687

Containers – 0.1%
Crown Holdings, Inc. (a)	29,490	$1,246,837
Packaging Corp. of America	45,960	2,623,856

		$3,870,693

Electrical Equipment – 1.4%
Danaher Corp.	347,673	$24,100,692
Pentair Ltd.	90,303	5,864,277
Siemens AG	43,935	5,293,502
Tyco International Ltd.	280,272	9,803,915

		$45,062,386

Electronics – 0.9%
Hoya Corp.	114,800	$2,719,489
Intel Corp.	310,690	7,121,015
Microchip Technology, Inc.	360,750	14,534,618
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	242,050	4,105,168

		$28,480,290

Energy – Independent – 2.4%
Anadarko Petroleum Corp.	99,807	$9,281,053
Apache Corp.	127,486	10,854,158
Canadian Natural Resources Ltd.	94,024	2,956,115
EOG Resources, Inc.	17,130	2,899,766
EQT Corp.	58,630	5,201,654
HollyFrontier Corp.	132,720	5,588,839
Marathon Petroleum Corp.	63,780	4,102,330
Noble Energy, Inc.	160,649	10,765,089

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Occidental Petroleum Corp.	165,811	$15,509,961
Valero Energy Corp.	279,360	9,540,144

		$76,699,109

Energy – Integrated – 2.9%
Chevron Corp.	273,630	$33,246,045
Exxon Mobil Corp.	577,390	49,678,636
Royal Dutch Shell PLC, “A”	283,317	9,356,708

		$92,281,389

Engineering – Construction – 0.1%
Fluor Corp.	42,880	$3,042,765

Entertainment – 0.0%
Regal Entertainment Group, “A”	67,940	$1,289,501

Food & Beverages – 2.2%
Coca-Cola Co.	107,328	$4,065,585
Coca-Cola Enterprises, Inc.	59,764	2,403,110
Dr Pepper Snapple Group, Inc.	64,607	2,895,686
General Mills, Inc.	362,540	17,372,917
Groupe Danone	136,006	10,237,525
Ingredion, Inc.	40,410	2,673,930
J.M. Smucker Co.	4,590	482,134
Kellogg Co.	33,131	1,945,784
Kraft Foods Group, Inc.	21,642	1,134,906
Mondelez International, Inc.	118,284	3,716,483
Nestle S.A.	277,637	19,417,858
Tyson Foods, Inc., “A”	125,980	3,562,714

		$69,908,632

Food & Drug Stores – 1.5%
CVS Caremark Corp.	459,786	$26,092,856
Kroger Co.	366,920	14,801,553
Safeway, Inc.	103,800	3,320,562
Walgreen Co.	54,800	2,948,240

		$47,163,211

Gaming & Lodging – 0.1%
Wynn Resorts Ltd.	25,591	$4,043,634

General Merchandise – 1.1%
Kohl’s Corp.	131,811	$6,821,219
Macy’s, Inc.	197,680	8,553,614
Target Corp.	277,750	17,770,445

		$33,145,278

Insurance – 4.4%
ACE Ltd.	196,194	$18,355,911
American International Group, Inc.	178,260	8,668,784
Aon PLC	151,931	11,309,744
Chubb Corp.	47,334	4,225,033
Delta Lloyd N.V.	311,910	6,637,550
Everest Re Group Ltd.	33,965	4,938,851
MetLife, Inc.	649,020	30,471,489
Prudential Financial, Inc.	263,520	20,549,290
Swiss Re Ltd.	36,440	3,014,001
Travelers Cos., Inc.	178,761	15,153,570

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – continued
Validus Holdings Ltd.	229,370	$8,482,103
Zurich Insurance Group AG	24,121	6,211,954

		$138,018,280

Internet – 0.5%
Google, Inc., “A” (a)	8,952	$7,841,146
Yahoo!, Inc. (a)	273,900	9,082,524

		$16,923,670

Leisure & Toys – 0.3%
Activision Blizzard, Inc.	166,530	$2,776,055
Hasbro, Inc.	132,034	6,224,083

		$9,000,138

Machinery & Tools – 0.9%
Cummins, Inc.	79,951	$10,623,089
Eaton Corp. PLC	161,205	11,097,352
Illinois Tool Works, Inc.	83,477	6,366,791

		$28,087,232

Major Banks – 6.5%
Bank of America Corp.	579,987	$8,003,821
Bank of New York Mellon Corp.	635,166	19,175,662
BOC Hong Kong Holdings Ltd.	712,500	2,290,371
Goldman Sachs Group, Inc.	144,702	22,893,303
HSBC Holdings PLC	276,452	2,995,889
JPMorgan Chase & Co.	1,274,838	65,896,376
Mizuho Financial Group, Inc.	2,604,900	5,670,001
Morgan Stanley	187,035	5,040,593
PNC Financial Services Group, Inc.	105,546	7,646,808
State Street Corp.	209,622	13,782,647
Sumitomo Mitsui Financial Group, Inc.	91,200	4,427,575
Wells Fargo & Co.	1,137,020	46,981,666

		$204,804,712

Medical & Health Technology & Services – 0.5%
AmerisourceBergen Corp.	55,953	$3,418,728
Express Scripts Holding Co. (a)	153,084	9,457,530
Quest Diagnostics, Inc.	44,317	2,738,347

		$15,614,605

Medical Equipment – 2.0%
Abbott Laboratories	443,441	$14,717,807
Covidien PLC	187,754	11,441,729
Medtronic, Inc.	134,178	7,144,979
St. Jude Medical, Inc.	217,874	11,686,761
Thermo Fisher Scientific, Inc.	186,875	17,220,531

		$62,211,807

Metals & Mining – 0.3%
Iluka Resources Ltd.	112,226	$1,199,812
Rio Tinto Ltd.	91,890	4,497,039
Vale S.A., ADR	285,240	4,452,596

		$10,149,447

Natural Gas – Distribution – 0.2%
GDF SUEZ	308,129	$7,740,950

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	173,930	$6,324,095

Oil Services – 0.3%
Noble Corp.	108,844	$4,111,038
Schlumberger Ltd.	37,396	3,304,311
Transocean, Inc.	60,530	2,693,585

		$10,108,934

Other Banks & Diversified Financials – 0.7%
American Express Co.	47,360	$3,576,627
Fifth Third Bancorp	104,980	1,893,839
SunTrust Banks, Inc.	83,030	2,691,833
Visa, Inc., “A”	45,974	8,785,631
Western Union Co.	117,811	2,198,353
Zions Bancorporation	120,127	3,293,882

		$22,440,165

Pharmaceuticals – 5.0%
AbbVie, Inc.	115,640	$5,172,577
Bayer AG	34,314	4,046,116
Bristol-Myers Squibb Co.	281,730	13,038,464
Eli Lilly & Co.	183,820	9,251,661
Johnson & Johnson	612,180	53,069,884
Merck & Co., Inc.	279,560	13,309,852
Pfizer, Inc.	1,757,374	50,454,208
Roche Holding AG	14,008	3,777,908
Teva Pharmaceutical Industries Ltd., ADR	33,820	1,277,720
Valeant Pharmaceuticals International, Inc. (a)	30,450	3,176,848
Zoetis, Inc.	14,946	465,120

		$157,040,358

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	47,440	$3,111,590
Moody’s Corp.	54,594	3,839,596

		$6,951,186

Railroad & Shipping – 0.2%
Canadian National Railway Co.	38,480	$3,900,718
Union Pacific Corp.	19,161	2,976,470

		$6,877,188

Real Estate – 0.4%
American Capital Agency Corp., REIT	59,430	$1,341,335
Annaly Mortgage Management, Inc., REIT	374,440	4,336,015
Corio N.V., REIT	47,142	2,030,949
Digital Realty Trust, Inc., REIT	49,920	2,650,752
EPR Properties, REIT	52,280	2,548,127

		$12,907,178

Restaurants – 0.2%
McDonald’s Corp.	77,637	$7,469,456

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	103,004	$10,977,136
FMC Corp.	48,860	3,504,239
Valspar Corp.	8,940	567,064

		$15,048,439

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.4%
Advance Auto Parts, Inc.	40,476	$3,346,556
Best Buy Co., Inc.	117,320	4,399,500
Staples, Inc.	245,802	3,600,999

		$11,347,055

Telecommunications – Wireless – 0.3%
Vodafone Group PLC	2,254,939	$7,885,130

Telephone Services – 1.9%
AT&T, Inc.	471,295	$15,939,197
Bezeq – The Israel Telecommunication Corp. Ltd.	896,510	1,648,497
CenturyLink, Inc.	223,139	7,002,102
Frontier Communications Corp. (l)	2,109,720	8,797,532
TDC A.S.	580,207	4,909,517
Telecom Italia S.p.A. – Savings Shares	3,250,397	2,158,635
Telefonica Brasil S.A., ADR	150,550	3,378,342
Verizon Communications, Inc.	234,610	10,946,903
Windstream Holdings, Inc. (l)	537,590	4,300,720

		$59,081,445

Tobacco – 2.8%
Altria Group, Inc.	340,813	$11,706,927
Lorillard, Inc.	510,540	22,861,981
Philip Morris International, Inc.	624,119	54,042,464

		$88,611,372

Trucking – 0.5%
United Parcel Service, Inc., “B”	163,341	$14,924,467

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	169,150	$7,332,653
Companhia Energetica de Minas Gerais, IPS	373,800	3,245,008
Duke Energy Corp.	66,583	4,446,413
E.ON AG	231,738	4,122,615
Fortum Corp.	153,708	3,464,346
NRG Energy, Inc.	106,111	2,900,014
NRG Yield, Inc. (a)	4,570	138,425
PG&E Corp.	140,470	5,748,032
PPL Corp.	325,822	9,898,472
Public Service Enterprise Group, Inc.	137,893	4,540,816

		$45,836,794

Total Common Stocks		$1,855,489,865

BONDS – 39.9%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$1,275,000	$1,758,210

Asset-Backed & Securitized – 2.6%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040 (z)	$3,183,474	$1,530,412
BlackRock Capital Finance LP, 7.75%, 2026 (n)	119,857	13,671
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	395,083	405,079
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049	3,050,000	3,449,144

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$4,261,918	$4,711,320
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	5,852,223	6,535,821
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,546,040	1,496,703
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	10,121,518	11,226,838
Greenwich Capital Commercial Funding Corp., 5.475%, 2039	5,978,000	6,298,714
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	4,257,000	4,473,877
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,114,096	1,221,642
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051	7,923,995	8,090,066
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	777,548	874,546
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	2,548,000	2,672,651
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.448%, 2041	3,202,744	3,239,076
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	4,795,935	5,210,870
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.044%, 2050	837,355	857,888
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	7,062,966	7,886,713
Morgan Stanley Capital I, Inc., FRN, 1.113%, 2030 (i)(n)	5,079,946	154,501
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	2,940,000	2,899,019
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	3,446,790	2,369,892
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,662,784	2,689,412
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	772,500	853,681
Wachovia Bank Commercial Mortgage Trust, FRN, 5.936%, 2049	4,011,472	4,464,752

		$83,626,288

Automotive – 0.3%
Toyota Motor Credit Corp., 3.2%, 2015	$2,200,000	$2,300,949
Toyota Motor Credit Corp., 3.4%, 2021	3,170,000	3,194,793
Volkswagen International Finance N.V., 2.375%, 2017 (n)	3,032,000	3,107,782

		$8,603,524

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 2043	$2,180,000	$2,011,495
News America, Inc., 8.5%, 2025	2,839,000	3,575,383

		$5,586,878

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 0.4%
Comcast Corp., 2.85%, 2023	$3,520,000	$3,337,932
DIRECTV Holdings LLC, 4.6%, 2021	1,960,000	1,966,315
Time Warner Entertainment Co. LP, 8.375%, 2033	5,361,000	5,844,417

		$11,148,664

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 2043	$1,303,000	$1,091,853

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$1,096,000	$1,058,386
General Electric Co., 2.7%, 2022	2,780,000	2,622,241
United Technologies Corp., 3.1%, 2022	1,510,000	1,485,440

		$5,166,067

Consumer Products – 0.1%
Reckitt Benckiser Treasury Services PLC, 3.625%, 2023 (n)	$3,463,000	$3,488,321

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$1,024,000	$1,016,884

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,936,000	$2,068,277

Emerging Market Quasi-Sovereign – 0.5%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$3,630,000	$3,538,680
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,088,000	1,080,133
Gaz Capital S.A., 3.85%, 2020 (n)	1,015,000	966,788
Petrobras Global Finance Co., FRN, 2.383%, 2019	2,195,000	2,153,295
Petrobras International Finance Co., 5.375%, 2021	1,363,000	1,369,249
Petrobras International Finance Co., 6.75%, 2041	977,000	944,778
Petroleos Mexicanos, 8%, 2019	2,671,000	3,225,232
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	2,052,565	2,175,719
State Grid International Development Co. Ltd., 1.75%, 2018 (n)	1,630,000	1,589,395

		$17,043,269

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$287,000	$366,643
Russian Federation, 3.625%, 2015 (z)	7,700,000	8,000,300
United Mexican States, 4.75%, 2044	4,939,000	4,469,795

		$12,836,738

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$1,493,000	$1,461,637
Apache Corp., 4.75%, 2043	1,141,000	1,080,050
EOG Resources, Inc., 2.625%, 2023	1,069,000	984,726
Hess Corp., 8.125%, 2019	1,050,000	1,306,625

		$4,833,038

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – 0.5%
BP Capital Markets PLC, 4.5%, 2020	$1,054,000	$1,138,765
BP Capital Markets PLC, 4.742%, 2021	3,027,000	3,282,179
Husky Energy, Inc., 5.9%, 2014	2,702,000	2,799,577
Husky Energy, Inc., 7.25%, 2019	2,752,000	3,368,979
Petro-Canada, 6.05%, 2018	1,942,000	2,263,855
Total Capital International S.A., 1.55%, 2017	4,411,000	4,433,430

		$17,286,785

Financial Institutions – 0.1%
General Electric Capital Corp., 3.1%, 2023	$1,689,000	$1,580,027

Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$3,600,000	$5,218,729
Conagra Foods, Inc., 3.2%, 2023	1,825,000	1,707,320
Diageo Capital PLC, 2.625%, 2023	1,270,000	1,169,763
Kraft Foods Group, Inc., 3.5%, 2022	1,463,000	1,444,909

		$9,540,721

Insurance – 0.2%
American International Group, Inc., 4.875%, 2022	$5,088,000	$5,458,208
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,740,000	1,795,737

		$7,253,945

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$2,122,000	$2,000,218

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 2023	$3,560,000	$3,341,576
Allstate Corp., 5.75%, 2053	1,025,000	999,375
Chubb Corp., 6.375% to 2017, FRN to 2067	4,072,000	4,367,220
Marsh & McLennan Cos., Inc., 4.8%, 2021	3,270,000	3,534,213
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	1,514,000	1,585,915

		$13,828,299

International Market Quasi-Sovereign – 0.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$826,000	$851,044
KFW International Finance, Inc., 4.875%, 2019	4,560,000	5,280,480
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	2,564,000	2,610,408
Temasek Financial I Ltd., 2.375%, 2023 (n)	6,400,000	5,857,523

		$14,599,455

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$3,440,000	$3,598,240

Internet – 0.1%
Baidu, Inc., 3.5%, 2022	$3,950,000	$3,612,334

Issuer	Shares/Par	Value ($)

BONDS – continued
Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$3,685,000	$4,809,478

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$4,967,000	$5,580,395

Major Banks – 2.0%
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)	$3,710,000	$3,728,123
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,800,000	1,835,899
Bank of America Corp., 7.375%, 2014	1,750,000	1,821,458
Bank of America Corp., 5.49%, 2019	2,989,000	3,261,669
Bank of America Corp., 7.625%, 2019	2,480,000	3,041,132
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	1,842,000	1,848,907
Commonwealth Bank of Australia, 5%, 2019 (n)	2,460,000	2,765,815
Credit Suisse Group AG, 6.5%, 2023 (n)	3,520,000	3,564,000
Credit Suisse New York, 5.5%, 2014	3,400,000	3,500,419
Goldman Sachs Group, Inc., 5.625%, 2017	4,227,000	4,656,231
HSBC Holdings PLC, 5.1%, 2021	2,410,000	2,654,695
ING Bank N.V., 3.75%, 2017 (n)	2,966,000	3,115,190
ING Bank N.V., 5.8%, 2023 (n)	3,438,000	3,485,443
JPMorgan Chase & Co., 6.3%, 2019	3,410,000	3,995,234
JPMorgan Chase & Co., 3.25%, 2022	1,120,000	1,056,600
Morgan Stanley, 6.625%, 2018	5,910,000	6,861,256
PNC Funding Corp., 5.625%, 2017	3,348,000	3,732,210
Royal Bank of Scotland PLC, 2.55%, 2015	875,000	893,777
Wachovia Corp., 5.25%, 2014	3,011,000	3,126,457
Wells Fargo & Co., 2.1%, 2017	3,860,000	3,940,840

		$62,885,355

Medical & Health Technology & Services – 0.4%
Baxter International, Inc., 3.2%, 2023	$2,050,000	$2,000,169
CareFusion Corp., 6.375%, 2019	3,950,000	4,523,694
Express Scripts Holding Co., 2.65%, 2017	4,620,000	4,763,035

		$11,286,898

Metals & Mining – 0.3%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$3,570,000	$3,291,376
Rio Tinto Finance (USA) PLC, 3.5%, 2022	3,220,000	3,112,639
Vale Overseas Ltd., 4.625%, 2020	1,006,000	1,017,768
Vale Overseas Ltd., 6.875%, 2039	782,000	791,737

		$8,213,520

Mortgage-Backed – 13.0%
Fannie Mae, 3.5%, 2043	$2,671,220	$2,721,286
Fannie Mae, 4.629%, 2014	1,232,069	1,239,729
Fannie Mae, 4.757%, 2014	596,483	595,252
Fannie Mae, 4.823%, 2014	2,188,906	2,217,456

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.56%, 2015	$313,396	$327,685
Fannie Mae, 4.78%, 2015	434,095	456,169
Fannie Mae, 4.856%, 2015	286,086	300,363
Fannie Mae, 4.908%, 2015	40,825	42,554
Fannie Mae, 4.997%, 2015	126,132	133,407
Fannie Mae, 5.1%, 2015	480,000	505,313
Fannie Mae, 5.19%, 2015	394,647	422,534
Fannie Mae, 5.09%, 2016	495,232	537,468
Fannie Mae, 5.27%, 2016	1,610,520	1,823,575
Fannie Mae, 5.5%, 2016 - 2040	41,500,882	45,196,040
Fannie Mae, 5.661%, 2016	704,728	764,886
Fannie Mae, 5.724%, 2016	980,298	1,084,421
Fannie Mae, 4.992%, 2017	70,583	73,412
Fannie Mae, 5.05%, 2017	473,747	515,543
Fannie Mae, 6%, 2017 - 2037	23,466,305	25,563,802
Fannie Mae, 2.578%, 2018	2,388,000	2,464,160
Fannie Mae, 3.8%, 2018	324,036	346,759
Fannie Mae, 3.91%, 2018	473,195	512,359
Fannie Mae, 4.5%, 2018 - 2041	12,290,931	13,163,283
Fannie Mae, 5%, 2018 - 2041	23,244,487	25,168,396
Fannie Mae, 4.6%, 2019	495,936	549,252
Fannie Mae, 4.88%, 2020	765,164	838,882
Fannie Mae, 3%, 2027	3,013,296	3,122,910
Fannie Mae, 2.5%, 2028	2,743,123	2,764,431
Fannie Mae, 7.5%, 2030 - 2032	267,479	311,445
Fannie Mae, 6.5%, 2031 - 2037	6,938,172	7,750,312
Fannie Mae, 3.5%, 2041 - 2043	7,603,439	7,749,166
Fannie Mae, 4%, 2041	996,762	1,046,148
Fannie Mae, 3.5%, 2043	13,803,781	14,062,685
Fannie Mae, TBA, 3%, 2028	16,915,000	17,464,737
Fannie Mae, TBA, 4%, 2043	20,775,000	21,732,221
Fannie Mae, TBA, 4.5%, 2043	7,410,000	7,891,650
Freddie Mac, 6%, 2016 - 2037	10,072,119	11,030,767
Freddie Mac, 3.882%, 2017	1,246,615	1,350,911
Freddie Mac, 5%, 2017 - 2039	13,327,735	14,412,369
Freddie Mac, 2.303%, 2018	617,765	625,805
Freddie Mac, 2.412%, 2018	1,820,000	1,857,756
Freddie Mac, 3.154%, 2018	430,000	453,880
Freddie Mac, 4.5%, 2018 - 2039	8,503,686	9,015,162
Freddie Mac, 1.869%, 2019	1,266,000	1,231,702
Freddie Mac, 5.085%, 2019	4,316,000	4,922,433
Freddie Mac, 5.5%, 2019 - 2037	8,578,546	9,307,513
Freddie Mac, 3.808%, 2020	3,705,000	3,935,169
Freddie Mac, 3.32%, 2023	618,000	619,948
Freddie Mac, 6.5%, 2034 - 2038	4,105,287	4,614,965
Freddie Mac, 4%, 2040 - 2041	13,406,725	14,018,116
Freddie Mac, 3%, 2042 - 2043	20,823,878	20,289,396
Freddie Mac, 3.5%, 2042 - 2043	13,987,018	14,219,996
Freddie Mac, TBA, 3.5%, 2043	13,701,000	13,906,515
Ginnie Mae, 4.5%, 2041	1,008,733	1,088,764
Ginnie Mae, 4%, 2042	3,547,017	3,761,555
Ginnie Mae, 3%, 2043	8,253,107	8,163,886
Ginnie Mae, 6%, 2032 - 2038	5,860,038	6,585,663
Ginnie Mae, 4.5%, 2033 - 2041	13,202,570	14,282,505
Ginnie Mae, 5%, 2033 - 2034	1,345,858	1,476,335

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Ginnie Mae, 5.5%, 2033 - 2035	$5,789,643	$6,378,982
Ginnie Mae, 3.5%, 2041 - 2043	16,613,754	17,160,890
Ginnie Mae, 4%, 2041	11,379,582	12,092,791
Ginnie Mae, 3%, 2043	3,314,316	3,280,785

		$411,544,250

Natural Gas – Pipeline – 0.5%
Energy Transfer Partners LP, 3.6%, 2023	$1,975,000	$1,839,685
Energy Transfer Partners LP, 4.9%, 2024	1,270,000	1,290,587
Enterprise Products Operating LP, 6.5%, 2019	2,995,000	3,550,989
Kinder Morgan Energy Partners LP, 4.15%, 2024	1,369,000	1,343,313
Kinder Morgan Energy Partners LP, 7.4%, 2031	1,023,000	1,204,602
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,661,000	2,037,404
Spectra Energy Capital LLC, 8%, 2019	2,734,000	3,324,842

		$14,591,422

Network & Telecom – 0.2%
Telecom Italia Capital, 5.25%, 2013	$2,988,000	$3,001,497
Verizon Communications, Inc., 6.4%, 2033	4,093,000	4,545,330

		$7,546,827

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$1,785,000	$1,680,740

Other Banks & Diversified Financials – 1.1%
American Express Co., 5.5%, 2016	$3,321,000	$3,714,705
Banco Bradesco S.A., 6.75%, 2019 (n)	2,072,000	2,237,760
Banco de Credito del Peru, 5.375%, 2020	2,967,000	2,981,835
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 2023 (n)	2,880,000	2,924,179
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	2,890,000	2,991,150
Capital One Financial Corp., 6.15%, 2016	4,542,000	5,058,207
Citigroup, Inc., 5%, 2014	2,679,000	2,779,980
Citigroup, Inc., 2.5%, 2018	2,450,000	2,436,393
Citigroup, Inc., 3.375%, 2023	1,249,000	1,188,508
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,106,000	3,905,795
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,460,000	3,565,599
Swedbank AB, 2.125%, 2017 (n)	821,000	827,760

		$34,611,871

Pharmaceuticals – 0.4%
AbbVie, Inc., 1.2%, 2015	$2,310,000	$2,318,358
Hospira, Inc., 6.05%, 2017	3,091,000	3,390,830
Roche Holdings, Inc., 6%, 2019 (n)	1,438,000	1,708,865

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	$4,560,000	$4,525,987

		$11,944,040

Real Estate – 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$2,282,000	$2,433,748
ERP Operating LP, REIT, 5.375%, 2016	910,000	1,010,361
ERP Operating LP, REIT, 4.625%, 2021	3,238,000	3,418,136
HCP, Inc., REIT, 5.375%, 2021	2,622,000	2,852,880
HRPT Properties Trust, REIT, 6.65%, 2018	1,620,000	1,760,938
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,276,501
WEA Finance LLC, 6.75%, 2019 (n)	934,000	1,110,539
WEA Finance LLC, REIT, 4.625%, 2021 (n)	3,540,000	3,734,211

		$17,597,314

Retailers – 0.5%
Gap, Inc., 5.95%, 2021	$2,180,000	$2,415,451
Home Depot, Inc., 3.75%, 2024	1,900,000	1,922,880
Home Depot, Inc., 5.95%, 2041	989,000	1,157,943
Limited Brands, Inc., 5.25%, 2014	1,219,000	1,264,713
Target Corp., 4%, 2042	3,648,000	3,241,124
Wal-Mart Stores, Inc., 5.25%, 2035	5,931,000	6,355,470

		$16,357,581

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$3,340,000	$3,393,340
Asian Development Bank, 1.125%, 2017	2,069,000	2,078,931

		$5,472,271

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$3,560,000	$3,367,365
Crown Castle Towers LLC, 6.113%, 2020 (n)	2,493,000	2,819,740
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,270,000	1,347,685
Rogers Communications, Inc., 6.8%, 2018	5,026,000	6,002,793

		$13,537,583

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 2022	$3,640,000	$3,333,741
B.A.T. International Finance PLC, 3.25%, 2022 (n)	3,636,000	3,550,445

		$6,884,186

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$3,995,000	$4,733,584

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$152,000	$163,560
Small Business Administration, 4.35%, 2023	13,386	14,267

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.77%, 2024	$793,779	$850,052
Small Business Administration, 5.18%, 2024	1,337,363	1,457,428
Small Business Administration, 5.52%, 2024	81,658	89,580
Small Business Administration, 4.99%, 2024	1,164,460	1,270,038
Small Business Administration, 4.95%, 2025	36,751	39,383
Small Business Administration, 5.11%, 2025	3,887,657	4,242,960

		$8,127,268

U.S. Treasury Obligations – 11.4%
U.S. Treasury Bonds, 8.5%, 2020	$5,808,000	$8,174,760
U.S. Treasury Bonds, 8%, 2021	723,000	1,034,737
U.S. Treasury Bonds, 6%, 2026	777,000	1,027,583
U.S. Treasury Bonds, 6.75%, 2026	2,569,000	3,621,488
U.S. Treasury Bonds, 5.375%, 2031	574,000	732,029
U.S. Treasury Bonds, 4.5%, 2036	1,203,000	1,390,217
U.S. Treasury Bonds, 5%, 2037	1,609,000	1,988,121
U.S. Treasury Bonds, 4.5%, 2039	61,500,600	71,004,349
U.S. Treasury Notes, 1.875%, 2014	5,180,000	5,234,027
U.S. Treasury Notes, 4.75%, 2014	150,000	154,342
U.S. Treasury Notes, 4.125%, 2015	11,422,000	12,137,211
U.S. Treasury Notes, 2.125%, 2015	78,393,000	80,815,187
U.S. Treasury Notes, 9.875%, 2015	2,793,000	3,354,873
U.S. Treasury Notes, 2.625%, 2016	2,673,000	2,813,332
U.S. Treasury Notes, 5.125%, 2016	488,000	546,865
U.S. Treasury Notes, 0.875%, 2016	95,868,000	96,197,594
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,722,689
U.S. Treasury Notes, 3.75%, 2018	17,568,000	19,600,670
U.S. Treasury Notes, 2.75%, 2019	6,407,000	6,817,445
U.S. Treasury Notes, 3.125%, 2019	514,000	556,927
U.S. Treasury Notes, 3.5%, 2020	32,209,000	35,520,472
U.S. Treasury Notes, 3.125%, 2021	4,926,000	5,264,662

		$359,709,580

Utilities – Electric Power – 0.6%
MidAmerican Funding LLC, 6.927%, 2029	$903,000	$1,109,116
Oncor Electric Delivery Co., 7%, 2022	2,810,000	3,472,893
Pacific Gas & Electric Co., 4.6%, 2043	2,940,000	2,740,830
PPL Corp., 3.4%, 2023	2,940,000	2,739,727
Progress Energy, Inc., 3.15%, 2022	3,893,000	3,722,436
PSEG Power LLC, 5.32%, 2016	2,617,000	2,896,893
System Energy Resources, Inc., 5.129%, 2014 (z)	388,689	390,096
Waterford 3 Funding Corp., 8.09%, 2017	1,322,399	1,320,868

		$18,392,859

Total Bonds		$1,257,075,057

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 0.4%
Aerospace – 0.0%
United Technologies Corp., 7.5%	16,840	$1,091,064

Automotive – 0.2%
General Motors Co., 4.75%	123,260	$6,181,489

Utilities – Electric Power – 0.2%
PPL Corp., 8.75%	90,220	$4,847,521

Total Convertible Preferred Stocks		$12,120,074

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	83,984,539	$83,984,539

Issuer	Shares/Par	Value ($)

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	8,580,443	$8,580,443

Total Investments		$3,217,249,978

OTHER ASSETS, LESS LIABILITIES – (2.0)%		(64,147,577)

Net Assets – 100.0%		$3,153,102,401

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $105,826,057, representing 3.4% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040	3/01/06	$3,183,474	$1,530,412
Russian Federation, 3.625%, 2015	4/22/10	7,659,575	8,000,300
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,628,459	2,689,412
System Energy Resources, Inc., 5.129%, 2014	4/16/04-11/22/04	389,128	390,096
Total Restricted Securities			$12,610,220
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

8

Supplemental Information

9/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

9

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,676,801,971	$—	$—	$1,676,801,971
United Kingdom	44,816,578	—	—	44,816,578
Switzerland	32,421,722	—	—	32,421,722
Canada	19,704,315	—	—	19,704,315
Japan	—	18,390,268	—	18,390,268
France	17,978,475	—	—	17,978,475
Germany	13,462,234	—	—	13,462,234
Brazil	11,075,947	—	—	11,075,947
Netherlands	8,668,499	—	—	8,668,499
Other Countries	21,999,559	2,290,371	—	24,289,930
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	369,595,058	—	369,595,058
Non-U.S. Sovereign Debt	—	53,549,973	—	53,549,973
U.S. Corporate Bonds	—	222,700,101	—	222,700,101
Residential Mortgage-Backed Securities	—	415,424,514	—	415,424,514
Commercial Mortgage-Backed Securities	—	74,911,513	—	74,911,513
Asset-Backed Securities (including CDOs)	—	4,834,510	—	4,834,510
Foreign Bonds	—	116,059,388	—	116,059,388
Mutual Funds	92,564,982	—	—	92,564,982
Total Investments	$1,939,494,282	$1,277,755,696	$—	$3,217,249,978

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, mutual funds amounting to $46,028,490 were considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when mutual funds are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,937,787,335
Gross unrealized appreciation	360,532,996
Gross unrealized depreciation	(81,070,353)
Net unrealized appreciation (depreciation)	$279,462,643

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	61,232,279	492,333,324	(469,581,064)	83,984,539

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$65,284	$83,984,539

10

QUARTERLY REPORT

September 30, 2013

MFS® RESEARCH BOND SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 94.1%
Aerospace – 0.1%
Bombardier, Inc., 7.75%, 2020 (n)	$2,620,000	$2,960,600

Apparel Manufacturers – 0.1%
PVH Corp., 7.375%, 2020	$1,455,000	$1,585,950
PVH Corp., 4.5%, 2022	60,000	56,700

		$1,642,650

Asset-Backed & Securitized – 11.6%
Ameriquest Mortgage Securities, Inc., “M1”, FRN, 0.648%, 2035	$2,800,000	$2,517,208
Anthracite Ltd., “A”, CDO, FRN, 0.539%, 2019 (z)	253,620	252,370
ARI Fleet Lease Trust, “A”, FRN, 0.724%, 2020 (n)	958,617	960,677
ARI Fleet Lease Trust, “A”, FRN, 0.474%, 2021 (n)	1,497,087	1,494,504
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019 (z)	1,044,721	1,036,172
Banc of America Commercial Mortgage, Inc., 5.337%, 2043 (z)	2,801,036	3,008,069
Banc of America Commercial Mortgage, Inc., FRN, 5.786%, 2049 (z)	637,169	703,861
Banc of America Large Loan, Inc., FRN, 5.325%, 2044 (z)	7,500,000	8,047,335
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	274,372	2,537
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	715,469	16,534
Bayview Commercial Asset Trust, FRN, 3.723%, 2036 (i)(z)	358,147	9,917
Bayview Commercial Asset Trust, FRN, 4.004%, 2037 (i)(z)	824,001	14,425
Bayview Commercial Asset Trust, FRN, 0%, 2036 (i)(z)	368,020	725
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	22,202	22,627
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040 (z)	155,778	74,888
Bear Stearns Commercial Mortgage Securities, Inc., “A3”, 5.793%, 2042	723,368	736,009
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.471%, 2045	5,150,000	5,748,538
Bear Stearns Commercial Mortgage Securities, Inc., “A4”, FRN, 5.742%, 2042	2,810,000	3,187,835
Bear Stearns Cos., Inc., “A2”, FRN, 0.628%, 2042	1,719,213	1,677,166
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	90,795	93,092
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	1,677,300	1,698,937
Cent CDO XI Ltd., “A1”, FRN, 0.525%, 2019 (n)	3,881,496	3,816,927

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Chesapeake Funding LLC, “A”, FRN, 0.624%, 2025 (n)	$12,486,000	$12,464,399
Chesapeake Funding LLC, “A”, FRN, 0.924%, 2023 (n)	1,830,908	1,835,700
Citibank OMNI Master Trust, “A4”, FRN, 2.932%, 2018 (z)	2,700,000	2,756,549
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	25,289,455	27,956,127
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.392%, 2044	500,000	537,521
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.392%, 2044	636,672	642,246
CNH Wholesale Master Note Trust, “A”, FRN, 0.782%, 2019 (n)	10,568,000	10,568,000
Commercial Mortgage Acceptance Corp., FRN, 2.136%, 2030 (i)	47,937	2,351
Commercial Mortgage Asset Trust, FRN, 0.597%, 2032 (i)(z)	1,102,469	4,905
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,361,478	1,492,956
Commercial Mortgage Trust, “A4”, 3.147%, 2045	3,950,000	3,844,041
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	939,000	947,748
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	1,490,000	1,494,460
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	12,556,209	13,963,095
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.871%, 2039	6,214,470	6,374,977
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,250,000	2,455,844
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	375,725	383,048
Credit-Based Asset Servicing & Securitization LLC, 4.546%, 2035	30,274	28,166
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 2046	2,286,764	2,554,672
CWCapital LLC, 5.223%, 2048	600,000	650,884
Falcon Franchise Loan LLC, FRN, 12.161%, 2025 (i)(z)	26,107	3,916
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043 (i)(z)	203,485	1,253
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.524%, 2016	11,322,000	11,327,706
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	974,966	1,072,316
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	6,345	6,346
GMAC LLC, FRN, 8.34%, 2034 (d)(n)(q)	69,871	50,655
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	16,320,002	18,102,228

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	$25,105,137	$28,198,065
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	1,004,167	1,008,895
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	713,615	782,501
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, 4.171%, 2046	600,000	631,894
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	3,564,937	3,637,965
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051	4,621,335	4,718,189
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.396%, 2044	550,000	560,478
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	22,721,942	25,556,482
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 4.879%, 2038	247,955	248,228
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.895%, 2049	763,398	853,770
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.619%, 2042 (n)	130,000	28,159
JPMorgan Mortgage Trust, “A1”, FRN, 2.052%, 2033	543,226	548,731
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021 (z)	3,532,782	3,493,289
KKR Financial CLO Ltd., “A1”, FRN, 0.534%, 2017 (z)	116,780	116,147
LB-UBS Commercial Mortgage Trust, “A4”, 5.372%, 2039	2,900,000	3,188,440
LB-UBS Commercial Mortgage Trust, “A4”, 5.156%, 2031	2,000,000	2,150,454
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2030 (i)	45,399	1,306
Merrill Lynch Mortgage Investors Inc., “A”, FRN, 2.171%, 2036	1,195,492	1,169,662
Merrill Lynch Mortgage Investors Inc., “A5”, FRN, 2.152%, 2035	883,791	850,402
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.044%, 2050	3,575,513	3,663,188
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	19,690,646	21,987,146
Morgan Stanley Bank of America Merrill Lynch Trust, “A4”, 3.176%, 2045	5,000,000	4,877,045
Morgan Stanley Capital I Trust, “A4”, FRN, 5.815%, 2042	2,382,000	2,691,148
Morgan Stanley Capital I Trust, “A5”, FRN, 5.11%, 2040	519,087	529,637
Morgan Stanley Capital I, Inc., FRN, 1.113%, 2030 (i)(n)	109,981	3,345

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Morgan Stanley Re-REMIC Trust, FRN, 5.993%, 2045 (z)	$11,500,000	$12,615,546
Pacifica CDO Ltd., “A1”, FRN, 0.524%, 2020	1,693,519	1,682,516
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035 (z)	392,289	310,991
Race Point CLO Ltd., “A1A”, FRN, 0.465%, 2021 (n)	12,847,000	12,667,926
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	162,180	111,509
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	288,828	288,886
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	6,184,495	6,184,254
Smart Trust, “A2B”, FRN, 0.432%, 2015	6,161,000	6,149,165
Smart Trust, “A2B”, FRN, 0.732%, 2014 (n)	494,391	494,412
Smart Trust, “A2B”, FRN, 0.512%, 2015 (n)	3,542,318	3,543,664
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	2,711,589	2,762,303
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2051	12,115,917	13,389,167
Wachovia Bank Commercial Mortgage Trust, FRN, 5.936%, 2049	18,489,441	20,578,674

		$348,916,041

Automotive – 1.5%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$5,009,000	$4,959,145
Delphi Corp., 5%, 2023	6,027,000	6,222,878
Ford Motor Credit Co. LLC, 8%, 2014	1,350,000	1,412,174
Ford Motor Credit Co. LLC, 5%, 2018	8,350,000	9,147,851
Ford Motor Credit Co. LLC, 8%, 2016	910,000	1,075,781
Ford Motor Credit Co. LLC, 3.984%, 2016	891,000	941,464
Ford Motor Credit Co. LLC, 12%, 2015	1,400,000	1,635,490
Ford Motor Credit Co. LLC, 7%, 2015	1,900,000	2,061,631
Ford Motor Credit Co. LLC, 5.625%, 2015	1,300,000	1,404,373
Ford Motor Credit Co. LLC, 3%, 2017	3,250,000	3,340,522
General Motors Financial Co., Inc., 3.25%, 2018 (z)	1,100,000	1,069,750
Harley-Davidson Financial Services, 3.875%, 2016 (n)	6,870,000	7,308,251
Lear Corp., 8.125%, 2020	3,595,000	3,936,525

		$44,515,835

Biotechnology – 0.5%
Life Technologies Corp., 5%, 2021	$13,872,000	$14,661,830

Broadcasting – 1.0%
Discovery Communications, Inc., 4.95%, 2042	$3,823,000	$3,535,923
Myriad International Holdings B.V., 6%, 2020 (n)	5,759,000	6,046,950

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Myriad International Holdings B.V., 6.375%, 2017 (n)	$1,528,000	$1,657,880
News America, Inc., 8.5%, 2025	152,000	191,426
SES S.A., 3.6%, 2023 (n)	2,386,000	2,244,367
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	4,725,000	4,417,875
Vivendi S.A., 4.75%, 2022 (n)	7,852,000	7,665,264
WPP Finance, 3.625%, 2022	3,675,000	3,488,090

		$29,247,775

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6%, 2017	$9,560,000	$10,061,900
Invesco Finance PLC, 3.125%, 2022	2,470,000	2,293,444
TD Ameritrade Holding Corp., 5.6%, 2019	3,959,000	4,609,024

		$16,964,368

Building – 0.4%
CEMEX Finance LLC, 9.375%, 2022	$5,436,000	$5,952,420
Mohawk Industries, Inc., 3.85%, 2023	2,668,000	2,539,448
Mohawk Industries, Inc., 6.375%, 2016	4,334,000	4,767,400
Owens Corning, Inc., 6.5%, 2016	465,000	519,015

		$13,778,283

Business Services – 0.4%
Equinix, Inc., 4.875%, 2020	$4,055,000	$3,933,350
Tencent Holdings Ltd., 3.375%, 2018	4,851,000	4,907,732
Tencent Holdings Ltd., 3.375%, 2018 (n)	2,600,000	2,630,407

		$11,471,489

Cable TV – 0.4%
Cox Communications, Inc., 9.375%, 2019 (n)	$1,055,000	$1,349,189
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	1,741,000	1,690,457
NBCUniversal Media LLC, 5.95%, 2041	2,838,000	3,205,354
NBCUniversal Media LLC, 2.875%, 2023	1,820,000	1,730,831
Time Warner Entertainment Co. LP, 8.375%, 2033	290,000	316,150
Videotron Ltee, 5%, 2022	3,610,000	3,429,500

		$11,721,481

Chemicals – 1.0%
Celanese U.S. Holdings LLC, 4.625%, 2022	$5,536,000	$5,300,720
Dow Chemical Co., 8.55%, 2019	8,739,000	11,145,493
LyondellBasell Industries N.V., 5.75%, 2024	5,090,000	5,692,788
NOVA Chemicals Corp., 5.25%, 2023 (n)	7,879,000	7,898,698

		$30,037,699

Computer Software – 0.1%
Oracle Corp., 2.5%, 2022	$2,550,000	$2,350,725
Verisign, Inc., 4.625%, 2023 (n)	435,000	408,900

		$2,759,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – Systems – 0.2%
Apple, Inc., 2.4%, 2023	$5,741,000	$5,196,644

Consumer Products – 0.6%
Avon Products, Inc., 4.6%, 2020	$4,636,000	$4,807,504
Mattel, Inc., 5.45%, 2041	5,867,000	5,932,229
Newell Rubbermaid, Inc., 4.7%, 2020	2,840,000	3,025,384
Newell Rubbermaid, Inc., 2.05%, 2017	3,072,000	3,038,082

		$16,803,199

Consumer Services – 0.4%
ADT Corp., 6.25%, 2021 (z)	$4,860,000	$4,932,900
eBay, Inc., 2.6%, 2022	2,250,000	2,091,915
Experian Finance PLC, 2.375%, 2017 (n)	4,321,000	4,288,402

		$11,313,217

Containers – 0.7%
Ardagh Packaging Finance PLC, 4.875%, 2022 (n)	$3,610,000	$3,438,525
Ball Corp., 4%, 2023	6,335,000	5,685,663
Crown Americas LLC, 4.5%, 2023 (n)	7,710,000	7,054,650
Greif, Inc., 7.75%, 2019	4,075,000	4,604,750

		$20,783,588

Defense Electronics – 0.0%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$500,000	$574,888

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 2022	$4,239,000	$4,145,742

Electronics – 0.1%
Intel Corp., 4.25%, 2042	$187,000	$166,044
NXP B.V./NXP Funding LLC, 3.75%, 2018 (z)	1,470,000	1,433,250
Tyco Electronics Group S.A., 6.55%, 2017	708,000	816,371
Tyco Electronics Group S.A., 3.5%, 2022	949,000	911,237

		$3,326,902

Emerging Market Quasi-Sovereign – 0.7%
Banco do Brasil S.A., 5.875%, 2022	$2,307,000	$2,197,418
Gaz Capital S.A., 3.85%, 2020 (n)	3,050,000	2,905,125
Gazprom Neft, 4.375%, 2022 (n)	362,000	333,040
KazAgro National Management Holding, 4.625%, 2023 (n)	2,883,000	2,623,530
Pertamina PT, 4.875%, 2022 (n)	1,776,000	1,607,280
Pertamina PT, 4.875%, 2022	4,389,000	3,972,045
Pertamina PT, 5.625%, 2043	2,261,000	1,763,580
Petrobras International Finance Co., 7.875%, 2019	2,900,000	3,338,132
Petrobras International Finance Co., 5.375%, 2021	1,980,000	1,989,078

		$20,729,228

Emerging Market Sovereign – 0.2%
Republic of South Africa, 5.875%, 2025	$4,591,000	$4,826,289

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 1.1%
Anadarko Petroleum Corp., 6.95%, 2019	$1,400,000	$1,687,703
Anadarko Petroleum Corp., 6.375%, 2017	1,253,000	1,456,584
ConocoPhillips, 6%, 2020	740,000	876,130
EOG Resources, Inc., 2.625%, 2023	3,172,000	2,921,939
EQT Corp., 4.875%, 2021	3,718,000	3,837,984
Noble Energy, Inc., 4.15%, 2021	7,180,000	7,474,911
Petrohawk Energy Corp., 7.25%, 2018	2,250,000	2,441,250
Pioneer Natural Resources Co., 6.65%, 2017	5,160,000	5,948,577
Southwestern Energy Co., 7.5%, 2018	2,144,000	2,548,093
Southwestern Energy Co., 4.1%, 2022	3,180,000	3,180,566

		$32,373,737

Energy – Integrated – 1.1%
BG Energy Capital PLC, 2.875%, 2016 (n)	$1,855,000	$1,941,964
Cenovus Energy, Inc., 4.45%, 2042	7,324,000	6,564,919
Chevron Corp., 3.191%, 2023	3,610,000	3,545,724
Chevron Corp., 1.104%, 2017	1,560,000	1,537,617
LUKOIL International Finance B.V., 3.416%, 2018 (n)	3,109,000	3,089,569
LUKOIL International Finance B.V., 4.563%, 2023 (n)	4,351,000	4,047,518
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	6,254,000	5,605,148
Total Capital International S.A., 1.55%, 2017	6,036,000	6,066,693

		$32,399,152

Entertainment – 0.1%
Six Flags Entertainment Corp., 5.25%, 2021 (n)	$3,630,000	$3,457,575

Financial Institutions – 1.9%
CIT Group, Inc., 5.5%, 2019 (n)	$5,769,000	$6,057,450
General Electric Capital Corp., 3.1%, 2023	3,000,000	2,806,443
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	5,150,000	5,497,625
General Electric Capital Corp., 4.65%, 2021	1,733,000	1,846,898
General Electric Capital Corp., 3.15%, 2022	5,800,000	5,484,138
General Electric Capital Corp., 7.5%, 2035	4,000,000	5,236,448
General Electric Capital Corp., 5.55%, 2020	5,100,000	5,778,254
General Electric Capital Corp., 2.1%, 2019	2,064,000	2,029,771
General Electric Capital Corp., FRN, 7.125%, 2049	1,000,000	1,087,500
International Lease Finance Corp., 7.125%, 2018 (n)	1,190,000	1,329,825
International Lease Finance Corp., 5.75%, 2016	3,705,000	3,928,341

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	$1,320,000	$1,468,500
NYSE Euronext, 2%, 2017	3,115,000	3,118,626
SLM Corp., 6.25%, 2016	1,081,000	1,151,265
SLM Corp., 6%, 2017	540,000	572,400
SLM Corp., 4.625%, 2017	7,121,000	7,210,013
SLM Corp., 8.45%, 2018	2,300,000	2,593,250
SLM Corp., 8%, 2020	1,100,000	1,188,000

		$58,384,747

Food & Beverages – 1.6%
Anheuser-Busch InBev S.A., 7.75%, 2019	$4,567,000	$5,746,624
Anheuser-Busch InBev S.A., 5.375%, 2020	3,000,000	3,448,233
BRF S.A., 5.875%, 2022 (n)	1,469,000	1,461,655
BRF S.A., 3.95%, 2023 (n)	7,101,000	6,106,860
Embotelladora Andina S.A., 5%, 2023 (z)	2,659,000	2,665,648
Kraft Foods Group, Inc., 5%, 2042	6,604,000	6,542,021
Kraft Foods Group, Inc., 3.5%, 2022	2,480,000	2,449,332
Kraft Foods, Inc., 6.125%, 2018	1,819,000	2,103,202
Kraft Foods, Inc., 5.375%, 2020	810,000	914,629
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	903,000	999,262
Smithfield Foods, Inc., 6.625%, 2022	6,145,000	6,337,031
Tyson Foods, Inc., 6.6%, 2016	2,065,000	2,315,204
Tyson Foods, Inc., 4.5%, 2022	5,671,000	5,886,050

		$46,975,751

Food & Drug Stores – 0.2%
CVS Caremark Corp., 2.75%, 2022	$7,000,000	$6,467,867

Forest & Paper Products – 0.7%
Fibria Overseas Finance Ltd., 7.5%, 2020	$3,201,000	$3,441,075
Fibria Overseas Finance Ltd., 6.75%, 2021	2,542,000	2,712,314
Georgia-Pacific LLC, 3.734%, 2023 (n)	7,576,000	7,385,289
Georgia-Pacific LLC, 5.4%, 2020 (n)	3,608,000	4,037,442
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	4,715,000	4,715,000

		$22,291,120

Gaming & Lodging – 0.2%
Hyatt Hotels Corp., 3.375%, 2023	$1,123,000	$1,049,406
Wyndham Worldwide Corp., 4.25%, 2022	3,977,000	3,916,840

		$4,966,246

Insurance – 1.7%
American International Group, Inc., 6.4%, 2020	$8,142,000	$9,594,639
American International Group, Inc., 4.875%, 2016	9,468,000	10,371,171
American International Group, Inc., 8.25%, 2018	1,000,000	1,246,830

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
American International Group, Inc., 5.85%, 2018	$950,000	$1,080,223
American International Group, Inc., 4.125%, 2024	3,681,000	3,683,536
Genworth Holdings, Inc., 4.9%, 2023	2,848,000	2,859,466
ING U.S., Inc., 2.9%, 2018	2,290,000	2,299,343
ING U.S., Inc., 5.7%, 2043 (n)	1,509,000	1,497,787
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,890,000	1,950,542
Metropolitan Life Global Funding I, 1.7%, 2015 (z)	5,295,000	5,366,551
Pacific Lifecorp, 5.125%, 2043 (n)	5,527,000	5,096,972
Unum Group, 7.125%, 2016	2,028,000	2,319,209
UnumProvident Corp., 6.85%, 2015 (n)	2,243,000	2,489,820

		$49,856,089

Insurance – Health – 0.3%
Humana, Inc., 7.2%, 2018	$6,739,000	$8,072,197

Insurance – Property & Casualty – 2.0%
Allied World Assurance, 5.5%, 2020	$2,640,000	$2,874,978
Allstate Corp., 5.75%, 2053	2,613,000	2,547,675
AXIS Capital Holdings Ltd., 5.75%, 2014	555,000	585,517
Berkshire Hathaway, Inc., 4.5%, 2043	5,266,000	4,907,143
CNA Financial Corp., 5.875%, 2020	3,280,000	3,782,555
Liberty Mutual Group, Inc., 4.25%, 2023 (n)	6,075,000	5,925,002
Marsh & McLennan Cos., Inc., 4.05%, 2023	4,129,000	4,139,880
Marsh & McLennan Cos., Inc., 4.8%, 2021	7,863,000	8,498,323
PartnerRe Ltd., 5.5%, 2020	3,483,000	3,813,955
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	5,170,000	5,449,180
QBE Insurance Group Ltd., 2.4%, 2018 (n)	2,546,000	2,480,390
Swiss Re Ltd., 4.25%, 2042 (n)	926,000	809,415
XL Group PLC, 6.5% to 2017, FRN to 2049	8,654,000	8,286,205
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,842,000	1,943,310
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,852,000	5,082,470

		$61,125,998

International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$699,000	$720,194
Electricite de France, FRN, 5.25%, 2049 (n)	5,047,000	4,773,957
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	4,497,000	4,688,123
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	842,000	857,240
Statoil A.S.A., 2.45%, 2023	2,114,000	1,931,744

		$12,971,258

Issuer	Shares/Par	Value ($)

BONDS – continued
Internet – 0.2%
Baidu, Inc., 3.25%, 2018	$6,054,000	$6,051,239
Baidu, Inc., 3.5%, 2022	869,000	794,714

		$6,845,953

Local Authorities – 0.6%
State of California (Build America Bonds), 7.625%, 2040	$860,000	$1,124,424
State of California (Build America Bonds), 7.6%, 2040	7,175,000	9,449,906
State of Illinois (Build America Bonds), 6.9%, 2035	3,635,000	3,634,927
State of Illinois (Build America Bonds), 6.725%, 2035	1,055,000	1,059,484
State of Illinois (Build America Bonds), 6.63%, 2035	2,320,000	2,308,562

		$17,577,303

Machinery & Tools – 0.4%
Case New Holland, Inc., 7.875%, 2017	$7,420,000	$8,625,750
United Rentals North America, Inc., 7.375%, 2020	4,360,000	4,697,900

		$13,323,650

Major Banks – 7.4%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$5,664,000	$6,050,908
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	1,500,000	1,529,916
Bank of America Corp., 3.3%, 2023	15,475,000	14,496,361
Bank of America Corp., 5.65%, 2018	5,215,000	5,885,253
Bank of America Corp., 5.625%, 2020	8,555,000	9,585,185
Bank of America Corp., 5.875%, 2021	1,670,000	1,892,673
Bank of America Corp., 6.5%, 2016	10,085,000	11,429,492
Bank of America Corp., 5.875%, 2042	3,383,000	3,756,084
Bank of America Corp., 6.1%, 2017	1,725,000	1,932,730
Bank of America Corp., FRN, 5.2%, 2049	2,651,000	2,319,625
BNP Paribas, FRN, 1.143%, 2014	2,100,000	2,103,864
Credit Suisse Group AG, 6.5%, 2023 (n)	5,150,000	5,214,375
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	4,108,000	4,200,344
Goldman Sachs Group, Inc., 2.375%, 2018	5,005,000	4,969,510
Goldman Sachs Group, Inc., 3.625%, 2023	11,855,000	11,336,439
Goldman Sachs Group, Inc., 5.625%, 2017	2,636,000	2,903,673
HSBC Holdings PLC, 4%, 2022	5,466,000	5,561,699
HSBC USA, Inc., 4.875%, 2020	4,090,000	4,406,341
ING Bank N.V., 5.8%, 2023 (n)	11,715,000	11,876,663
ING Bank N.V., 3.75%, 2017 (n)	5,855,000	6,149,507
ING Bank N.V., 2%, 2015 (n)	1,900,000	1,925,859
JPMorgan Chase & Co., 3.2%, 2023	22,685,000	21,222,226
JPMorgan Chase & Co., 4.25%, 2020	2,800,000	2,935,727
JPMorgan Chase & Co., 4.5%, 2022	1,800,000	1,877,584
JPMorgan Chase & Co., 3.25%, 2022	1,376,000	1,298,109
JPMorgan Chase & Co., 2%, 2017	3,637,000	3,650,515
JPMorgan Chase & Co., 6.3%, 2019	3,850,000	4,510,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
JPMorgan Chase Bank N.A., 5.875%, 2016	$250,000	$278,744
Merrill Lynch & Co., Inc., 6.05%, 2016	4,869,000	5,362,605
Morgan Stanley, 3.75%, 2023	8,585,000	8,276,232
Morgan Stanley, 5.75%, 2016	944,000	1,048,725
Morgan Stanley, 5.5%, 2020	1,600,000	1,766,046
Morgan Stanley, 5.5%, 2021	14,214,000	15,545,610
Morgan Stanley, 5.95%, 2017	400,000	452,551
Morgan Stanley, 4.875%, 2022	11,903,000	11,909,261
PNC Bank N.A., 3.8%, 2023	6,959,000	6,809,472
PNC Funding Corp., 5.625%, 2017	6,173,000	6,881,401
Regions Financial Corp., 2%, 2018	2,524,000	2,449,938
Royal Bank of Scotland PLC, 2.55%, 2015	3,137,000	3,204,320
Santander International Debt S.A., 2.991%, 2013 (n)	1,800,000	1,800,288
Wachovia Corp., 6.605%, 2025	1,764,000	2,094,948

		$222,901,552

Medical & Health Technology & Services – 0.6%
Catholic Health Initiatives, 2.95%, 2022	$6,666,000	$6,191,714
Express Scripts Holding Co., 2.65%, 2017	5,011,000	5,166,141
HCA, Inc., 7.875%, 2020	3,990,000	4,301,719
McKesson Corp., 5.7%, 2017	1,210,000	1,372,323

		$17,031,897

Metals & Mining – 1.3%
Barrick International (Barbados) Corp., 5.75%, 2016 (n)	$4,010,000	$4,287,765
Barrick North America Finance LLC, 5.75%, 2043	6,000,000	5,034,516
BHP Billiton Financial (USA) Ltd., 5%, 2043	2,942,000	2,996,395
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 2043 (n)	467,000	418,579
Plains Exploration & Production Co., 6.875%, 2023	7,660,000	8,215,350
Rio Tinto Finance (USA) PLC, 3.5%, 2022	7,418,000	7,170,669
Rio Tinto Finance (USA) PLC, 2.875%, 2022	5,948,000	5,465,445
Southern Copper Corp., 6.75%, 2040	7,362,000	7,165,398

		$40,754,117

Mortgage-Backed – 17.9%
Fannie Mae, 3.5%, 2043	$11,361,922	$11,574,873
Fannie Mae, 5.246%, 2013	232,516	233,146
Fannie Mae, 4.523%, 2014	39,239	39,139
Fannie Mae, 4.629%, 2014	67,730	68,151
Fannie Mae, 4.77%, 2014	53,665	54,354
Fannie Mae, 3%, 2015 - 2027	12,331,857	12,777,051
Fannie Mae, 4.53%, 2015	95,193	99,732
Fannie Mae, 4.56%, 2015	49,584	51,845
Fannie Mae, 4.6%, 2015 - 2019	795,419	877,721
Fannie Mae, 4.665%, 2015	33,994	35,259
Fannie Mae, 4.7%, 2015	187,256	197,519

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.74%, 2015	$44,633	$46,479
Fannie Mae, 4.78%, 2015	95,120	99,957
Fannie Mae, 4.815%, 2015	50,471	52,752
Fannie Mae, 4.85%, 2015	158,217	163,861
Fannie Mae, 4.86%, 2015	81,041	83,668
Fannie Mae, 4.87%, 2015	30,823	32,212
Fannie Mae, 4.89%, 2015	87,506	92,077
Fannie Mae, 4.908%, 2015	49,944	52,058
Fannie Mae, 4.94%, 2015	120,000	126,376
Fannie Mae, 5.1%, 2015	275,000	289,502
Fannie Mae, 5.464%, 2015	731,158	783,406
Fannie Mae, 2.82%, 2016	598,202	620,911
Fannie Mae, 5.08%, 2016	333,463	356,446
Fannie Mae, 5.09%, 2016	110,802	119,671
Fannie Mae, 5.134%, 2016	2,433,920	2,620,511
Fannie Mae, 5.395%, 2016	124,258	135,586
Fannie Mae, 5.432%, 2016	958,921	1,041,989
Fannie Mae, 5.724%, 2016	1,557,942	1,723,419
Fannie Mae, 1.18%, 2017	2,453,591	2,450,860
Fannie Mae, 2.71%, 2017	377,713	394,535
Fannie Mae, 3.22%, 2017	507,550	538,414
Fannie Mae, 3.307%, 2017	1,341,205	1,426,665
Fannie Mae, 4.992%, 2017	134,107	139,483
Fannie Mae, 5.05%, 2017	246,842	268,620
Fannie Mae, 5.28%, 2017	133,677	146,223
Fannie Mae, 5.479%, 2017	751,892	852,587
Fannie Mae, 5.5%, 2017 - 2040	31,315,861	34,147,525
Fannie Mae, 5.54%, 2017	101,962	111,864
Fannie Mae, 5.65%, 2017	152,900	175,022
Fannie Mae, 2.578%, 2018	4,500,000	4,643,519
Fannie Mae, 3.738%, 2018	2,751,418	2,992,046
Fannie Mae, 3.84%, 2018	675,932	731,342
Fannie Mae, 3.99%, 2018	600,000	652,510
Fannie Mae, 5.341%, 2018	488,936	556,039
Fannie Mae, 1.97%, 2019	1,083,867	1,071,781
Fannie Mae, 1.99%, 2019	2,700,000	2,702,537
Fannie Mae, 2.03%, 2019	1,352,863	1,341,384
Fannie Mae, 4.45%, 2019	522,120	574,378
Fannie Mae, 5.18%, 2019	126,527	139,552
Fannie Mae, 5.51%, 2019	189,560	209,843
Fannie Mae, 4.88%, 2020	27,612	30,272
Fannie Mae, 5%, 2020 - 2040	23,061,543	24,995,583
Fannie Mae, 5.19%, 2020	179,244	197,382
Fannie Mae, 3.89%, 2021	1,200,000	1,272,823
Fannie Mae, 6%, 2022 - 2039	10,926,549	11,960,099
Fannie Mae, 4.5%, 2024 - 2040	35,294,876	37,720,682
Fannie Mae, 3.5%, 2025 - 2042	11,956,975	12,503,565
Fannie Mae, 4%, 2025 - 2041	15,444,202	16,212,225
Fannie Mae, 4.5%, 2025	294,000	312,503
Fannie Mae, 6.5%, 2032 - 2033	15,295	17,008
Fannie Mae, 3.5%, 2043	22,238,080	22,655,486
Fannie Mae, TBA, 4%, 2043	54,498,000	56,975,953
Fannie Mae, TBA, 4.5%, 2043	6,562,000	6,988,530
Federal Home Loan Bank, 5%, 2035	7,344,882	7,957,877
Federal Home Loan Bank, 3%, 2043	2,680,336	2,613,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 2042	$17,718,360	$17,999,883
Freddie Mac, 1.655%, 2016	1,696,158	1,722,511
Freddie Mac, 1.426%, 2017	9,701,000	9,732,664
Freddie Mac, 3.882%, 2017	1,936,000	2,097,972
Freddie Mac, 2.22%, 2018	1,175,000	1,183,039
Freddie Mac, 2.303%, 2018	8,971,000	9,087,749
Freddie Mac, 2.323%, 2018	1,194,000	1,209,727
Freddie Mac, 2.412%, 2018	2,300,000	2,347,714
Freddie Mac, 3.154%, 2018	935,000	986,925
Freddie Mac, 5%, 2018 - 2040	2,127,562	2,300,058
Freddie Mac, 1.869%, 2019	5,821,000	5,663,297
Freddie Mac, 1.883%, 2019	14,950,000	14,711,263
Freddie Mac, 2.086%, 2019	7,200,000	7,173,230
Freddie Mac, 2.13%, 2019	6,184,000	6,186,542
Freddie Mac, 4.186%, 2019	1,110,000	1,215,240
Freddie Mac, 5.5%, 2019 - 2038	1,633,817	1,771,754
Freddie Mac, 2.757%, 2020	1,280,488	1,329,275
Freddie Mac, 3.32%, 2020 - 2023	6,617,756	6,773,640
Freddie Mac, 4.251%, 2020	807,000	879,787
Freddie Mac, 3.3%, 2023	6,099,972	6,088,352
Freddie Mac, 4%, 2025 - 2040	4,190,402	4,397,754
Freddie Mac, 4.5%, 2025 - 2041	940,495	998,474
Freddie Mac, 3.5%, 2026 - 2043	48,982,883	49,781,856
Freddie Mac, 6%, 2034 - 2038	441,725	482,738
Freddie Mac, 3%, 2043	3,289,966	3,206,059
Ginnie Mae, 4.5%, 2041	2,154,686	2,325,633
Ginnie Mae, 6%, 2036 - 2039	993,201	1,098,639
Ginnie Mae, 5.5%, 2038 - 2042	2,572,858	2,826,587
Ginnie Mae, 4.5%, 2039 - 2041	42,934,397	46,404,542
Ginnie Mae, 3.5%, 2040 - 2043	17,610,801	18,179,952
Ginnie Mae, 4%, 2040 - 2042	11,329,940	12,022,634

		$535,314,902

Municipals – 0.2%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$1,750,000	$1,742,195
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	1,435,000	1,479,055
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	3,440,000	3,545,608

		$6,766,858

Natural Gas – Distribution – 0.1%
ONEOK, Inc., 4.25%, 2022	$2,645,000	$2,473,808

Natural Gas – Pipeline – 1.4%
DCP Midstream LLC, 3.875%, 2023	$1,430,000	$1,301,183
El Paso Corp., 7.75%, 2032	6,550,000	6,695,973
Energy Transfer Partners LP, 5.15%, 2043	3,573,000	3,191,064
Energy Transfer Partners LP, 4.65%, 2021	6,198,000	6,363,555
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	3,000,000	3,337,500
Kinder Morgan Energy Partners LP, 7.4%, 2031	103,000	121,284
Kinder Morgan Energy Partners LP, 6.375%, 2041	2,240,000	2,427,963

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 6.95%, 2038	$3,181,000	$3,585,636
Kinder Morgan Finance Corp., 6%, 2018 (z)	3,000,000	3,253,539
MarkWest Energy Partners LP, 5.5%, 2023	2,535,000	2,541,338
ONEOK Partners LP, 6.2%, 2043	7,222,000	7,439,837
Spectra Energy Capital LLC, 8%, 2019	613,000	745,475
Williams Cos., Inc., 3.7%, 2023	1,921,000	1,734,926

		$42,739,273

Network & Telecom – 0.8%
Centurylink, Inc., 7.65%, 2042	$2,038,000	$1,813,820
Verizon Communications, Inc., 5.15%, 2023	9,299,000	9,966,538
Verizon Communications, Inc., 6.55%, 2043	12,076,000	13,633,043

		$25,413,401

Oil Services – 0.8%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (n)	$6,582,000	$6,746,550
Qgog Constellation S.A., 6.25%, 2019 (n)	2,566,000	2,437,700
Rowan Cos., Inc., 5.4%, 2042	6,573,000	5,939,093
Schlumberger Norge A.S., 1.25%, 2017 (n)	8,144,000	7,969,718
Transocean, Inc., 3.8%, 2022	1,100,000	1,035,750

		$24,128,811

Other Banks & Diversified Financials – 3.4%
Abbey National Treasury Services PLC, 3.05%, 2018	$2,885,000	$2,930,958
Ally Financial, Inc., 8.3%, 2015	2,400,000	2,586,000
American Express Co., 7%, 2018	2,000,000	2,409,590
American Express Credit Corp., 5.125%, 2014	4,200,000	4,372,171
Banco Santander Brasil, FRN, 2.351%, 2014 (z)	1,000,000	998,885
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 2018 (n)	9,129,000	9,267,067
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	3,317,000	3,433,095
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)	600,000	624,000
Capital One Bank (USA) N.A., 3.375%, 2023	10,111,000	9,457,304
Capital One Financial Corp., 6.15%, 2016	1,970,000	2,193,894
Citigroup, Inc., 3.375%, 2023	13,490,000	12,836,652
Citigroup, Inc., 6.125%, 2018	559,000	646,565
Citigroup, Inc., 8.5%, 2019	3,510,000	4,483,119
Citigroup, Inc., 5.375%, 2020	2,500,000	2,796,558
Citigroup, Inc., 4.45%, 2017	1,711,000	1,852,616
Citigroup, Inc., 4.875%, 2015	1,000,000	1,050,035
Citigroup, Inc., 5.5%, 2014	178,000	186,526
Discover Bank, 7%, 2020	7,009,000	8,257,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Fifth Third Bancorp, 3.5%, 2022	$2,780,000	$2,746,443
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,880,000	9,909,100
Grupo Financiero BBVA Bancomer S.A. de C.V., 7.25%, 2020 (n)	1,100,000	1,169,850
Intesa Sanpaolo S.p.A., 3.875%, 2018	3,267,000	3,211,804
Itau Unibanco Holding S.A., 6.2%, 2020 (z)	1,800,000	1,867,500
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	3,000,000	3,177,000
Rabobank Nederland N.V., 3.95%, 2022	4,408,000	4,229,322
Santander Holdings USA, Inc., 4.625%, 2016	2,621,000	2,777,162
SunTrust Banks, Inc., 3.5%, 2017	2,732,000	2,889,022

		$102,359,268

Personal Computers & Peripherals – 0.2%
Equifax, Inc., 3.3%, 2022	$6,210,000	$5,824,347
Motorola Solutions, Inc., 3.5%, 2023	832,000	776,782

		$6,601,129

Pharmaceuticals – 0.6%
Celgene Corp., 2.45%, 2015	$4,949,000	$5,095,644
Celgene Corp., 1.9%, 2017	5,062,000	5,078,973
Teva Pharmaceutical Finance B.V., 2.95%, 2022	4,149,000	3,844,169
Vantage Point Imaging, 6.75%, 2018 (z)	3,795,000	4,060,650

		$18,079,436

Printing & Publishing – 0.2%
Moody’s Corp., 4.5%, 2022	$1,855,000	$1,852,609
Pearson Funding Five PLC, 3.25%, 2023 (n)	2,113,000	1,935,715
Pearson Funding Four PLC, 3.75%, 2022 (n)	1,784,000	1,724,357

		$5,512,681

Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$862,000	$902,129

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$3,461,000	$3,478,315
Boston Properties LP, REIT, 3.8%, 2024	3,803,000	3,655,470
Boston Properties LP, REIT, 3.7%, 2018	5,395,000	5,669,816
Boston Properties LP, REIT, 3.85%, 2023	3,100,000	3,019,819
DDR Corp., REIT, 3.375%, 2023	5,368,000	4,893,834
DDR Corp., REIT, 4.625%, 2022	2,365,000	2,407,998
ERP Operating LP, REIT, 3%, 2023	2,349,000	2,159,511
HCP, Inc., REIT, 5.375%, 2021	1,134,000	1,233,854
HCP, Inc., REIT, 3.75%, 2019	8,264,000	8,558,000
Kimco Realty Corp., REIT, 5.783%, 2016	1,794,000	1,977,994

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Liberty Property LP, REIT, 5.5%, 2016	$1,013,000	$1,121,215
Simon Property Group, Inc., REIT, 10.35%, 2019	3,213,000	4,370,123
WEA Finance LLC, 6.75%, 2019 (n)	3,612,000	4,294,719

		$46,840,668

Retailers – 1.0%
Cencosud S.A., 4.875%, 2023 (n)	$2,960,000	$2,802,324
Cencosud S.A., 5.5%, 2021	3,126,000	3,169,345
Gap, Inc., 5.95%, 2021	10,460,000	11,589,732
Home Depot, Inc., 4.875%, 2044	3,752,000	3,783,355
Home Depot, Inc., 5.95%, 2041	2,318,000	2,713,960
Kohl’s Corp., 3.25%, 2023	5,182,000	4,779,654

		$28,838,370

Specialty Chemicals – 0.5%
Ecolab, Inc., 4.35%, 2021	$5,300,000	$5,584,181
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	5,346,000	4,971,780
SIBUR Securities Ltd., 3.914%, 2018 (n)	4,216,000	4,005,200

		$14,561,161

Specialty Stores – 0.1%
Advance Auto Parts, Inc., 4.5%, 2022	$481,000	$473,873
Advance Auto Parts, Inc., 5.75%, 2020	3,649,000	3,881,040

		$4,354,913

Supermarkets – 0.1%
Delhaize Group, 4.125%, 2019	$718,000	$748,783
Kroger Co., 3.85%, 2023	2,248,000	2,214,017

		$2,962,800

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 5%, 2024	$1,907,000	$1,866,589
American Tower Corp., REIT, 3.5%, 2023	1,599,000	1,403,607
American Tower Corp., REIT, 4.5%, 2018	2,415,000	2,550,573
American Tower Corp., REIT, 5.05%, 2020	4,000,000	4,149,180
Crown Castle Towers LLC, 6.113%, 2020 (n)	5,096,000	5,763,897
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,400,000	2,546,806
MTS International Funding Ltd., 5%, 2023 (n)	6,298,000	5,778,415
Rogers Cable, Inc., 5.5%, 2014	734,000	750,362
Rogers Communications, Inc., 4.1%, 2023	7,300,000	7,322,630

		$32,132,059

Tobacco – 1.1%
Altria Group, Inc., 2.85%, 2022	$7,089,000	$6,492,553
Altria Group, Inc., 2.95%, 2023	2,030,000	1,851,486
Lorillard Tobacco Co., 8.125%, 2019	9,593,000	11,631,158
Reynolds American, Inc., 4.85%, 2023	3,392,000	3,522,952
Reynolds American, Inc., 6.75%, 2017	7,300,000	8,434,452

		$31,932,601

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$2,690,000	$3,187,319

U.S. Government Agencies and Equivalents – 2.4%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$980,000	$1,017,936
Small Business Administration, 2.13%, 2033	4,885,973	4,583,061
Small Business Administration, 2.21%, 2033	1,240,022	1,165,593
Small Business Administration, 2.22%, 2033	4,480,239	4,211,525
Small Business Administration, 2.08%, 2033	6,738,000	6,277,022
Small Business Administration, 2.45%, 2033	8,291,000	7,921,234
Small Business Administration, 3.15%, 2033	10,924,000	10,793,775
Small Business Administration, 3.16%, 2033	11,313,000	11,182,390
Small Business Administration, 4.93%, 2024	46,241	49,895
Small Business Administration, 4.43%, 2029	893,821	963,974
Small Business Administration, 4.34%, 2024	68,111	73,321
Small Business Administration, 4.99%, 2024	54,912	59,891
Small Business Administration, 3.25%, 2030	794,284	800,199
Small Business Administration, 4.86%, 2025	126,028	135,023
Small Business Administration, 4.625%, 2025	118,897	126,916
Small Business Administration, 5.11%, 2025	102,097	110,118
Small Business Administration, 2.85%, 2031	1,623,952	1,615,118
Small Business Administration, 2.37%, 2032	1,431,186	1,368,650
Small Business Administration, 3.21%, 2030	8,040,332	8,027,122
Small Business Administration, 3.62%, 2033	10,007,000	10,267,054

		$70,749,817

U.S. Treasury Obligations – 15.8%
U.S. Treasury Bonds, 3.375%, 2019	$1,800,000	$1,974,375
U.S. Treasury Bonds, 5.375%, 2031	4,842,000	6,175,061
U.S. Treasury Bonds, 4.5%, 2036	116,000	134,053
U.S. Treasury Bonds, 4.75%, 2037	22,300,000	26,648,500
U.S. Treasury Bonds, 4.375%, 2038	22,650,000	25,647,592
U.S. Treasury Bonds, 4.5%, 2039	55,834,600	64,462,777
U.S. Treasury Bonds, 3.125%, 2041	500,000	450,860
U.S. Treasury Bonds, 3.125%, 2042	1,300,000	1,170,406
U.S. Treasury Notes, 0.25%, 2013	28,200,000	28,203,299
U.S. Treasury Notes, 2.375%, 2014	7,100,000	7,246,161
U.S. Treasury Notes, 0.5%, 2014	7,275,000	7,302,849

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 4.25%, 2014	$41,100,000	$42,986,408
U.S. Treasury Notes, 2.125%, 2015 (f)	76,244,000	78,599,787
U.S. Treasury Notes, 1.75%, 2015	51,500,000	52,861,918
U.S. Treasury Notes, 0.375%, 2015	5,600,000	5,600,437
U.S. Treasury Notes, 0.875%, 2016	101,350,000	101,698,441
U.S. Treasury Notes, 2.875%, 2018	2,000,000	2,143,906
U.S. Treasury Notes, 2.625%, 2018	1,600,000	1,697,626
U.S. Treasury Notes, 1.5%, 2018	4,300,000	4,328,556
U.S. Treasury Notes, 1%, 2019	5,600,000	5,373,810
U.S. Treasury Notes, 3.625%, 2020	4,200,000	4,665,940
U.S. Treasury Notes, TIPS, 2%, 2014	793,930	797,652
U.S. Treasury Notes, TIPS, 1.625%, 2015	844,125	872,351
U.S. Treasury Notes, TIPS, 2%, 2016	1,447,636	1,548,174

		$472,590,939

Utilities – Electric Power – 2.2%
American Electric Power Co., Inc., 2.95%, 2022	$3,200,000	$2,946,350
APT Pipelines Ltd., 3.875%, 2022 (n)	8,640,000	7,990,073
CenterPoint Energy, Inc., 5.95%, 2017	540,000	612,438
CMS Energy Corp., 4.7%, 2043	1,597,000	1,479,052
CMS Energy Corp., 6.25%, 2020	1,925,000	2,218,641
CMS Energy Corp., 5.05%, 2018	1,000,000	1,107,475
CMS Energy Corp., 5.05%, 2022	3,688,000	3,950,364
Constellation Energy Group, Inc., 5.15%, 2020	2,487,000	2,692,849
Duke Energy Corp., 5.05%, 2019	4,636,000	5,166,433
Enel Finance International S.A., 6.25%, 2017 (n)	3,623,000	4,008,994
Enel Finance International S.A., 6%, 2039 (n)	3,700,000	3,369,257
Exelon Corp., 4.9%, 2015	5,842,000	6,207,154
Exelon Generation Co. LLC, 4.25%, 2022	3,983,000	3,920,969
ITC Holdings Corp., 4.05%, 2023	5,640,000	5,587,210
Pacific Gas & Electric Co., 3.25%, 2023	4,335,000	4,130,271
PPL Corp., 3.5%, 2022	1,050,000	993,219
PPL WEM Holdings PLC, 5.375%, 2021 (n)	6,909,000	7,516,405
Progress Energy, Inc., 3.15%, 2022	2,679,000	2,561,625
Waterford 3 Funding Corp., 8.09%, 2017	47,110	47,055

		$66,505,834

Total Bonds		$2,819,101,759

SHORT-TERM OBLIGATIONS (y) – 0.2%
Itau Unibanco Holding S.A., 0.01%, due 10/31/13	$5,800,000	$5,792,136

MONEY MARKET FUNDS – 7.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	211,338,674	$211,338,674

Total Investments		$3,036,232,569

OTHER ASSETS, LESS LIABILITIES – (1.3)%		(39,063,680)

Net Assets – 100.0%		$2,997,168,889

Portfolio of Investments (unaudited) – continued

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $365,671,480 representing 12.2% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(y)	The rate shown represents an annualized yield at time of purchase.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ADT Corp., 6.25%, 2021	9/24/13	$4,925,938	$4,932,900
Anthracite Ltd., “A”, CDO, FRN, 0.539%, 2019	1/15/10-8/11/11	204,807	252,370
Babson Ltd., CLO, “A1”, FRN, 0.516%, 2019	3/13/13	1,033,942	1,036,172
Banc of America Commercial Mortgage, Inc., 5.337%, 2043	10/26/12	3,052,385	3,008,069
Banc of America Commercial Mortgage, Inc., FRN, 5.786%, 2049	10/03/12	701,454	703,861
Banc of America Large Loan, Inc., FRN, 5.325%, 2044	11/16/12	8,044,809	8,047,335
Banco Santander Brasil, FRN, 2.351%, 2014	3/17/11-3/22/11	1,000,000	998,885
Bayview Commercial Asset Trust, FRN, 0%, 2036	2/28/06	31,999	725
Bayview Commercial Asset Trust, FRN, 0%, 2036	5/16/06	20,768	2,537
Bayview Commercial Asset Trust, FRN, 0%, 2036	9/11/06	67,887	16,534
Bayview Commercial Asset Trust, FRN, 3.723%, 2036	10/25/06	40,563	9,917
Bayview Commercial Asset Trust, FRN, 4.004%, 2037	1/26/07	15,498	14,425
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040	3/01/06	155,778	74,888
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10-3/25/11	1,551,405	1,698,937
Citibank OMNI Master Trust, “A4”, FRN, 2.932%, 2018	2/18/11	2,854,374	2,756,549
Commercial Mortgage Asset Trust, FRN, 0.597%, 2032	4/09/12	4,826	4,905
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	938,913	947,748
Embotelladora Andina S.A., 5%, 2023	9/26/13-9/27/13	2,667,911	2,665,648
Falcon Franchise Loan LLC, FRN, 12.161%, 2025	1/29/03	2,109	3,916
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043	4/09/12	6	1,253
General Motors Financial Co., Inc., 3.25%, 2018	5/07/13	1,100,000	1,069,750
Itau Unibanco Holding S.A., 6.2%, 2020	4/08/10	1,794,189	1,867,500
KKR Financial CLO Ltd., “A1”, FRN, 0.534%, 2017	4/11/11	113,609	116,147
Kinder Morgan Finance Corp., 6%, 2018	12/06/10	2,999,842	3,253,539
Kingsland III Ltd., “A1”, CDO, FRN, 0.477%, 2021	6/14/13	3,484,456	3,493,289
Metropolitan Life Global Funding I, 1.7%, 2015	10/25/12-10/26/12	5,370,757	5,366,551
Morgan Stanley Re-REMIC Trust, FRN, 5.993%, 2045	12/06/12-1/07/13	12,996,513	12,615,546
NXP B.V./NXP Funding LLC, 3.75%, 2018	5/06/13	1,470,000	1,433,250
Preferred Term Securities XIX Ltd., CDO, FRN, 0.604%, 2035	9/08/05-3/28/11	266,235	310,991
Vantage Point Imaging, 6.75%, 2018	6/27/13	3,795,000	4,060,650
Total Restricted Securities			$60,764,787
% of Net assets			2.0%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 9/30/13

Futures Contracts Outstanding at 9/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liablility Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	1,140	$144,085,313	December - 2013	$(2,006,821)

At September 30, 2013, the fund had liquid securities with an aggregate value of $1,795,828 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$543,340,756	$—	$—	$543,340,756
Non-U.S. Sovereign Debt	38,526,775	—	—	38,526,775
Municipal Bonds	6,766,858	—	—	6,766,858
U.S. Corporate Bonds	1,012,575,147	—	—	1,012,575,147
Residential Mortgage-Backed Securities	542,800,851	—	—	542,800,851
Commercial Mortgage-Backed Securities	254,661,472	—	—	254,661,472
Asset-Backed Securities (including CDOs)	86,768,620	—	—	86,768,620
Foreign Bonds	333,661,280	—	—	333,661,280
Short Term Securities	5,792,136	—	—	5,792,136
Mutual Funds	211,338,674	—	—	211,338,674
Total Investments	$3,036,232,569	$—	$—	$3,036,232,569

Other Financial Instruments
Futures Contracts	$(2,006,821)	$—	$—	$(2,006,821)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,073,801,652
Gross unrealized appreciation	29,831,246
Gross unrealized depreciation	(67,400,329)
Net unrealized appreciation (depreciation)	$(37,569,083)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,031,860	703,324,064	(716,017,250)	211,338,674

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$137,638	$211,338,674

QUARTERLY REPORT

September 30, 2013

MFS® NEW DISCOVERY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Airlines – 1.3%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	835,011	$12,107,659

Biotechnology – 0.2%
Foundation Medicine, Inc. (a)	43,040	$1,706,106

Brokerage & Asset Managers – 1.2%
LPL Financial Holdings, Inc.	298,980	$11,453,924

Business Services – 6.6%
Bright Horizons Family Solutions, Inc. (a)	380,420	$13,630,449
Concur Technologies, Inc. (a)	31,190	3,446,495
Constant Contact, Inc. (a)	879,128	20,826,542
FleetCor Technologies, Inc. (a)	22,786	2,510,106
Forrester Research, Inc.	55,290	2,032,460
Gartner, Inc. (a)	164,370	9,862,200
Performant Financial Corp. (a)	516,735	5,642,746
Xoom Corp. (a)	151,830	4,829,712

		$62,780,710

Chemicals – 1.6%
Intrepid Potash, Inc. (l)	737,960	$11,571,213
Marrone Bio Innovations, Inc. (a)	227,950	3,840,957

		$15,412,170

Computer Software – 3.3%
ANSYS, Inc. (a)	41,730	$3,610,480
CommVault Systems, Inc. (a)	166,920	14,660,584
Qlik Technologies, Inc. (a)	195,544	6,695,427
SolarWinds, Inc. (a)	202,390	7,095,793

		$32,062,284

Computer Software – Systems – 7.1%
Benefitfocus, Inc. (a)	29,140	$1,432,522
Cvent, Inc. (a)	174,060	6,121,690
E2open, Inc. (a)	114,360	2,561,664
Exa Corp. (a)	262,400	4,064,576
Fleetmatics Group PLC (a)	306,820	11,521,091
Guidewire Software, Inc. (a)	49,080	2,312,159
Linx S.A.	200,600	3,371,543
MiX Telematics Ltd., SP ADR (a)	466,530	6,904,644
Model N, Inc. (a)	811,792	8,036,741
SciQuest, Inc. (a)	529,991	11,903,598
SS&C Technologies Holdings, Inc. (a)	188,684	7,188,860
Wageworks, Inc. (a)	48,500	2,446,825

		$67,865,913

Consumer Services – 4.3%
Diamond Resorts International, Inc. (a)	468,480	$8,812,109
HomeAway, Inc. (a)	502,257	14,063,196
Kroton Educacional S.A.	855,100	12,157,290
MakeMyTrip Ltd. (a)	447,727	6,644,269

		$41,676,864

Electrical Equipment – 2.3%
MSC Industrial Direct Co., Inc., “A”	126,360	$10,279,386

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – continued
Sensata Technologies Holding B.V. (a)	313,976	$12,015,861

		$22,295,247

Electronics – 7.1%
Mellanox Technologies Ltd. (a)	211,480	$8,027,781
Monolithic Power Systems, Inc.	158,364	4,795,262
Rubicon Technology, Inc. (a)	524,963	6,357,302
Silicon Laboratories, Inc. (a)	384,660	16,428,829
Stratasys Ltd. (a)	66,140	6,697,336
Ultratech, Inc. (a)	396,720	12,020,616
Universal Display Corp. (a)	101,960	3,265,779
Veeco Instruments, Inc. (a)	283,119	10,540,520

		$68,133,425

Energy – Independent – 8.0%
Alpha Natural Resources, Inc. (a)	859,240	$5,121,070
Arch Coal, Inc.	1,141,580	4,691,894
Cabot Oil & Gas Corp.	499,046	18,624,397
CONSOL Energy, Inc.	619,780	20,855,597
Peabody Energy Corp.	534,790	9,225,127
Range Resources Corp.	165,839	12,585,522
Walter Energy, Inc. (l)	424,890	5,961,207

		$77,064,814

Food & Beverages – 0.2%
Green Mountain Coffee Roasters, Inc. (a)	29,350	$2,210,935

Food & Drug Stores – 1.2%
Brazil Pharma S.A. (a)	506,100	$1,781,158
Fairway Group Holdings Corp. (a)	380,180	9,717,401

		$11,498,559

Furniture & Appliances – 1.0%
SodaStream International Ltd. (a)(l)	149,400	$9,321,066

Gaming & Lodging – 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	241,730	$7,457,370

General Merchandise – 0.1%
Five Below, Inc. (a)	25,994	$1,137,237

Internet – 3.7%
ChannelAdvisor Corp. (a)	152,810	$5,597,430
Millennial Media, Inc. (a)	949,440	6,712,541
Pandora Media, Inc. (a)	268,460	6,746,400
Shutterfly, Inc. (a)	156,090	8,722,309
Shutterstock, Inc. (a)	55,740	4,053,413
Yelp, Inc. (a)	55,980	3,704,756

		$35,536,849

Machinery & Tools – 11.5%
Allison Transmission Holdings, Inc.	587,290	$14,711,614
IPG Photonics Corp.	237,835	13,392,489
Joy Global, Inc.	276,612	14,118,276
Kennametal, Inc.	276,606	12,613,234
Nordson Corp.	85,290	6,279,903

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Polypore International, Inc. (a)(l)	481,020	$19,707,389
Proto Labs, Inc. (a)	94,410	7,211,980
United Rentals, Inc. (a)	160,876	9,377,462
WABCO Holdings, Inc. (a)	153,731	12,953,374

		$110,365,721

Medical & Health Technology & Services – 2.5%
Advisory Board Co. (a)	143,802	$8,553,343
Healthcare Services Group, Inc.	505,588	13,023,947
HealthStream, Inc. (a)	55,100	2,087,188

		$23,664,478

Medical Equipment – 8.8%
Align Technology, Inc. (a)	278,977	$13,424,373
Cardiovascular Systems, Inc. (a)	454,780	9,118,339
Cepheid, Inc. (a)	342,608	13,375,416
DexCom, Inc. (a)	182,620	5,155,363
Endologix, Inc. (a)	947,571	15,284,320
GenMark Diagnostics, Inc. (a)	450,640	5,475,276
Globus Medical, Inc., “A” (a)	447,220	7,808,461
Novadaq Technologies, Inc. (a)	158,330	2,625,111
NxStage Medical, Inc. (a)	446,281	5,873,058
TearLab Corp. (a)	356,630	3,944,328
Uroplasty, Inc. (a)	650,563	2,153,364

		$84,237,409

Metals & Mining – 5.8%
Century Aluminum Co. (a)	717,690	$5,777,404
Globe Specialty Metals, Inc.	1,048,549	16,158,140
GrafTech International Ltd. (a)	1,252,890	10,586,921
Horsehead Holding Corp. (a)	352,540	4,392,648
Iluka Resources Ltd.	1,132,637	12,109,064
Molycorp, Inc. (a)(l)	1,064,730	6,984,629

		$56,008,806

Network & Telecom – 0.7%
Fortinet, Inc. (a)	216,760	$4,391,558
Palo Alto Networks, Inc. (a)	49,790	2,281,378

		$6,672,936

Oil Services – 4.2%
Atwood Oceanics, Inc. (a)	312,788	$17,215,851
Dresser-Rand Group, Inc. (a)	195,207	12,180,917
Frank’s International N.V.	352,730	10,557,209

		$39,953,977

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.0%
First Republic Bank	200,970	$9,371,231

Pharmaceuticals – 0.8%
Kythera Biopharmaceuticals, Inc. (a)	175,181	$8,005,772

Railroad & Shipping – 3.0%
Diana Shipping, Inc. (a)	1,583,300	$19,110,431
Navios Maritime Holdings, Inc.	1,316,041	9,370,212

		$28,480,643

Restaurants – 1.2%
Arcos Dorados Holdings, Inc.	819,028	$9,705,482
Chuy’s Holdings, Inc. (a)	40,437	1,451,284

		$11,156,766

Specialty Chemicals – 2.9%
Rockwood Holdings, Inc.	70,660	$4,727,154
Tronox Ltd., “A”	927,450	22,694,701

		$27,421,855

Specialty Stores – 2.1%
Citi Trends, Inc. (a)	559,130	$9,773,592
Monro Muffler Brake, Inc.	223,098	10,371,826

		$20,145,418

Trucking – 3.2%
Atlas Air Worldwide Holdings, Inc. (a)	289,133	$13,331,923
Swift Transportation Co. (a)	868,841	17,541,900

		$30,873,823

Total Common Stocks		$936,079,967

MONEY MARKET FUNDS – 2.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	26,095,627	$26,095,627

COLLATERAL FOR SECURITIES LOANED – 2.4%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	22,773,369	$22,773,369

Total Investments		$984,948,963

OTHER ASSETS, LESS LIABILITIES – (2.8)%		(27,249,318)

Net Assets – 100.0%		$957,699,645

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$936,079,967	$—	$—	$936,079,967
Mutual Funds	48,868,996	—	—	48,868,996
Total Investments	$984,948,963	$—	$—	$984,948,963

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $12,109,064 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$813,560,775
Gross unrealized appreciation	199,821,793
Gross unrealized depreciation	(28,433,605)
Net unrealized appreciation (depreciation)	$171,388,188

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund(s)	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,899,425	180,093,669	(156,897,467)	26,095,627

Underlying Affiliated Fund(s)	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,152	$26,095,627

4

QUARTERLY REPORT

September 30, 2013

MFS® CORE EQUITY SERIES

MFS® Variable Insurance Trust

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.0%
Aerospace – 3.1%
Honeywell International, Inc.	8,840	$734,062
Precision Castparts Corp.	2,171	493,338
United Technologies Corp.	6,550	706,221

		$1,933,621

Apparel Manufacturers – 1.8%
Guess?, Inc.	4,780	$142,683
Michael Kors Holdings Ltd. (a)	3,390	252,623
NIKE, Inc., “B”	4,170	302,909
PVH Corp.	1,716	203,672
VF Corp.	1,037	206,415

		$1,108,302

Automotive – 2.0%
Delphi Automotive PLC	10,080	$588,874
General Motors Co. (a)	12,140	436,676
Johnson Controls, Inc.	5,560	230,740

		$1,256,290

Biotechnology – 1.9%
Biogen Idec, Inc. (a)	1,533	$369,085
Celgene Corp. (a)	2,990	460,251
Gilead Sciences, Inc. (a)	5,750	361,330

		$1,190,666

Broadcasting – 2.3%
Time Warner, Inc.	5,050	$332,341
Twenty-First Century Fox, Inc.	24,410	817,735
Walt Disney Co.	4,810	310,197

		$1,460,273

Brokerage & Asset Managers – 1.6%
BlackRock, Inc.	658	$178,068
Franklin Resources, Inc.	5,363	271,100
FXCM, Inc., “A”	6,130	121,068
IntercontinentalExchange, Inc. (a)	1,335	242,196
NASDAQ OMX Group, Inc.	5,238	168,087

		$980,519

Business Services – 1.4%
Accenture PLC, “A”	3,200	$235,648
Fidelity National Information Services, Inc.	7,170	332,975
FleetCor Technologies, Inc. (a)	2,060	226,930
Forrester Research, Inc.	3,210	118,000

		$913,553

Cable TV – 1.2%
Comcast Corp., “Special A”	8,490	$368,211
Time Warner Cable, Inc.	3,220	359,352

		$727,563

Chemicals – 1.3%
Celanese Corp.	5,260	$277,675
LyondellBasell Industries N.V., “A”	3,560	260,699
PPG Industries, Inc.	1,550	258,943

		$797,317

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	9,750	$551,460
Citrix Systems, Inc. (a)	4,520	319,157
CommVault Systems, Inc. (a)	3,950	346,929
Microsoft Corp.	4,720	157,223
Oracle Corp.	11,840	392,733
Qlik Technologies, Inc. (a)	8,220	281,453
Salesforce.com, Inc. (a)	6,199	321,790
Symantec Corp.	12,750	315,563

		$2,686,308

Computer Software – Systems – 5.6%
Apple, Inc.	2,840	$1,353,970
EMC Corp.	19,810	506,344
Hewlett-Packard Co.	42,840	898,783
NCR Corp. (a)	2,120	83,973
SS&C Technologies Holdings, Inc. (a)	8,730	332,613
Vantiv, Inc., “A” (a)	12,300	343,662

		$3,519,345

Construction – 1.0%
Pool Corp.	1,560	$87,563
Sherwin-Williams Co.	714	130,077
Stanley Black & Decker, Inc.	4,240	384,017

		$601,657

Consumer Products – 2.4%
Estee Lauder Cos., Inc., “A”	8,180	$571,782
Procter & Gamble Co.	12,350	933,537

		$1,505,319

Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	5,530	$222,748
Priceline.com, Inc. (a)	604	610,614

		$833,362

Containers – 0.6%
Crown Holdings, Inc. (a)	1,980	$83,714
Packaging Corp. of America	4,700	268,323

		$352,037

Electrical Equipment – 1.3%
AMETEK, Inc.	4,755	$218,825
Danaher Corp.	4,270	295,996
Sensata Technologies Holding B.V. (a)	5,790	221,583
W.W. Grainger, Inc.	418	109,395

		$845,799

Electronics – 2.7%
Altera Corp.	14,170	$526,557
KLA-Tencor Corp.	5,180	315,203
Linear Technology Corp.	2,450	97,167
Microchip Technology, Inc.	13,030	524,979
NXP Semiconductors N.V. (a)	7,160	266,424

		$1,730,330

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 4.2%
Anadarko Petroleum Corp.	1,680	$156,223
Athlon Energy, Inc. (a)	5,070	165,789
Cabot Oil & Gas Corp.	4,090	152,639
Concho Resources, Inc. (a)	1,590	173,008
CONSOL Energy, Inc.	1,390	46,774
EOG Resources, Inc.	1,460	247,149
EQT Corp.	1,810	160,583
Gulfport Energy Corp. (a)	1,680	108,091
Marathon Petroleum Corp.	7,420	477,254
Noble Energy, Inc.	5,921	396,766
PDC Energy, Inc. (a)	600	35,724
Peabody Energy Corp.	1,510	26,048
Pioneer Natural Resources Co.	2,497	471,434

		$2,617,482

Energy – Integrated – 3.5%
Exxon Mobil Corp. (s)	25,800	$2,219,832

Entertainment – 0.2%
Cinemark Holdings, Inc.	4,100	$130,134

Food & Beverages – 2.9%
Coca-Cola Co.	18,620	$705,326
Coca-Cola Enterprises, Inc.	3,990	160,438
General Mills, Inc.	6,250	299,500
Mead Johnson Nutrition Co., “A”	2,060	152,976
Mondelez International, Inc.	15,920	500,206

		$1,818,446

Food & Drug Stores – 0.9%
CVS Caremark Corp.	7,520	$426,760
Fairway Group Holdings Corp. (a)	5,750	146,970

		$573,730

Gaming & Lodging – 0.7%
Wynn Resorts Ltd.	2,945	$465,339

General Merchandise – 1.6%
Kohl’s Corp.	6,450	$333,788
Target Corp.	10,650	681,387

		$1,015,175

Health Maintenance Organizations – 0.8%
Aetna, Inc.	5,670	$362,993
UnitedHealth Group, Inc.	1,920	137,491

		$500,484

Insurance – 4.2%
ACE Ltd.	11,510	$1,076,876
American International Group, Inc.	9,510	462,471
MetLife, Inc.	16,390	769,511
Third Point Reinsurance Ltd. (a)	24,960	361,670

		$2,670,528

Internet – 2.5%
ChannelAdvisor Corp. (a)	7,950	$291,209
eBay, Inc. (a)	4,130	230,413
Facebook, Inc., “A “ (a)	1,950	97,968

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
Google, Inc., “A” (a)	985	$862,771
Yelp, Inc. (a)	1,180	78,092

		$1,560,453

Machinery & Tools – 2.4%
Eaton Corp. PLC	5,180	$356,591
Illinois Tool Works, Inc.	2,140	163,218
Joy Global, Inc.	5,540	282,762
Kennametal, Inc.	4,700	214,320
Roper Industries, Inc.	3,864	513,410

		$1,530,301

Major Banks – 4.1%
Goldman Sachs Group, Inc.	1,604	$253,769
JPMorgan Chase & Co. (s)	14,970	773,799
Morgan Stanley	12,150	327,443
State Street Corp.	4,630	304,423
Wells Fargo & Co.	22,010	909,453

		$2,568,887

Medical & Health Technology & Services – 1.1%
Catamaran Corp. (a)	3,070	$141,067
Cerner Corp. (a)	1,620	85,131
Express Scripts Holding Co. (a)	6,130	378,711
Henry Schein, Inc. (a)	1,050	108,885

		$713,794

Medical Equipment – 2.9%
Abbott Laboratories	7,770	$257,886
AtriCure, Inc. (a)	6,490	71,260
Cooper Cos., Inc.	2,180	282,724
Covidien PLC	5,060	308,356
DexCom, Inc. (a)	3,150	88,925
Endologix, Inc. (a)	3,560	57,423
GenMark Diagnostics, Inc. (a)	5,140	62,451
Heartware International, Inc. (a)	1,250	91,513
Sirona Dental Systems, Inc. (a)	1,280	85,670
Stryker Corp.	3,740	252,787
TearLab Corp. (a)	2,420	26,765
Thermo Fisher Scientific, Inc.	2,790	257,099

		$1,842,859

Metals & Mining – 0.5%
Lundin Mining Corp. (a)	19,540	$85,934
Teck Resources Ltd., “B”	3,811	102,411
U.S. Silica Holdings, Inc.	2,220	55,278
Uranium Participation Corp. (a)	9,590	45,899

		$289,522

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	4,400	$150,612

Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	6,150	$256,701
Kinder Morgan, Inc.	4,180	148,683

		$405,384

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.2%
Juniper Networks, Inc. (a)	3,480	$69,113
Qualcomm, Inc.	880	59,277

		$128,390

Oil Services – 1.4%
Cameron International Corp. (a)	5,240	$305,859
Dresser-Rand Group, Inc. (a)	2,520	157,248
Halliburton Co.	5,330	256,640
Schlumberger Ltd.	2,190	193,508

		$913,255

Other Banks & Diversified Financials – 4.8%
American Express Co.	4,010	$302,835
Cathay General Bancorp, Inc.	5,940	138,818
CIT Group, Inc. (a)	4,860	237,022
Citigroup, Inc.	15,950	773,735
EuroDekania Ltd. (a)(z)	50,820	57,236
Fifth Third Bancorp	22,020	397,241
PrivateBancorp, Inc.	13,550	289,970
TCF Financial Corp.	12,690	181,213
Visa, Inc., “A”	3,247	620,502

		$2,998,572

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	8,650	$400,322
Johnson & Johnson	9,940	861,699
Mylan, Inc. (a)	5,230	199,629
Perrigo Co.	2,052	253,176
Pfizer, Inc.	33,179	952,569
Valeant Pharmaceuticals International, Inc. (a)	6,690	697,968
Zoetis, Inc.	8,470	263,586

		$3,628,949

Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	1,338	$164,975
Diana Shipping, Inc. (a)	10,640	128,425
Union Pacific Corp.	2,258	350,758

		$644,158

Real Estate – 3.1%
Digital Realty Trust, Inc., REIT	6,660	$353,646
Equity Lifestyle Properties, Inc., REIT	9,250	316,073
Mid-America Apartment Communities, Inc., REIT	6,970	435,625
Public Storage, Inc., REIT	820	131,651
Tanger Factory Outlet Centers, Inc., REIT	10,500	342,825
Weyerhaeuser Co., REIT	13,320	381,352

		$1,961,172

Restaurants – 1.2%
McDonald’s Corp.	3,184	$306,333
YUM! Brands, Inc.	6,140	438,335

		$744,668

Specialty Chemicals – 1.5%
Ecolab, Inc.	2,200	$217,272

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
FMC Corp.	4,900	$351,428
W.R. Grace & Co. (a)	4,160	363,584

		$932,284

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	236	$73,783
AutoZone, Inc. (a)	908	383,839
Bed Bath & Beyond, Inc. (a)	5,030	389,121
Children’s Place Retail Store, Inc. (a)	3,600	208,296
Dick’s Sporting Goods, Inc.	6,790	362,450
Sally Beauty Holdings, Inc. (a)	8,180	213,989

		$1,631,478

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	5,090	$377,322
SBA Communications Corp. (a)	3,150	253,449

		$630,771

Telephone Services – 1.5%
AT&T, Inc.	13,390	$452,850
Verizon Communications, Inc.	10,750	501,595

		$954,445

Tobacco – 1.5%
Lorillard, Inc.	5,350	$239,573
Philip Morris International, Inc.	7,950	688,391

		$927,964

Trucking – 1.1%
Expeditors International of Washington, Inc.	8,020	$353,361
Swift Transportation Co. (a)	17,930	362,007

		$715,368

Utilities – Electric Power – 2.2%
AES Corp.	10,390	$138,083
American Electric Power Co., Inc.	4,380	189,873
Calpine Corp. (a)	10,210	198,380
CMS Energy Corp.	7,580	199,506
Edison International	4,090	188,385
Great Plains Energy, Inc.	8,150	180,930
NRG Yield, Inc. (a)	840	25,444
PG&E Corp.	3,670	150,176
PPL Corp.	4,430	134,583

		$1,405,360

Total Common Stocks		$61,732,057

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 8.75%	2,330	$125,191

Total Convertible Preferred Stocks		$125,191

Issuer/Expiration Date/Strike Price	Number of Contracts
CALL OPTIONS PURCHASED – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $55	44	$220

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	54	$54

Total Investments		$61,857,522

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $42	(44)	$(132)

OTHER ASSETS, LESS LIABILITIES – 1.8%		1,156,681

Net Assets – 100.0%		$63,014,071

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At September 30, 2013 the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	6/25/07	$737,167	$57,236
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

At September 30, 2013, the fund had cash collateral of $4,924 and other liquid securities with an aggregate value of $568,632 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value .Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

5

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$58,997,298	$—	$—	$58,997,298
Canada	1,494,955	—	—	1,494,955
Israel	551,460	—	—	551,460
Bermuda	361,670	—	—	361,670
Netherlands	266,424	—	—	266,424
Greece	128,425	—	—	128,425
United Kingdom	—	—	57,236	57,236
Mutual Funds	54	—	—	54
Total Investments	$61,800,286	$—	$57,236	$61,857,522

Other Financial Instruments
Written Options	$(132)	$—	$—	$(132)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$65,906
Change in unrealized appreciation (depreciation)	(8,670)
Balance as of 09/30/13	$57,236

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2013 is $(8,670).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,351,642
Gross unrealized appreciation	11,983,012
Gross unrealized depreciation	(1,477,132)
Net unrealized appreciation (depreciation)	$10,505,880

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	353,894	11,074,099	(11,427,939)	54

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$451	$54

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.